Quarterly Holdings Report
for

Fidelity® Series Total Market Index Fund

May 31, 2019

STM-QTLY-0719
1.9892983.100

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATION SERVICES - 9.5%
Diversified Telecommunication Services - 1.7%
Alaska Communication Systems Group, Inc. (a)	36,203	$59,735
AT&T, Inc.	4,193,447	128,235,609
Atn International, Inc.	6,421	375,629
Bandwidth, Inc. (a)	5,599	406,319
CenturyLink, Inc.	555,583	5,805,842
Cincinnati Bell, Inc. (a)	31,667	202,669
Cogent Communications Group, Inc.	24,802	1,450,917
Consolidated Communications Holdings, Inc.	41,576	166,304
Frontier Communications Corp. (a)	66,059	124,191
Globalstar, Inc. (a)	403,367	223,949
GlowPoint, Inc. (a)	500	580
IDT Corp. Class B	11,933	77,087
Iridium Communications, Inc. (a)	56,656	1,214,138
Ooma, Inc. (a)	9,985	115,327
ORBCOMM, Inc. (a)	43,708	291,969
Pareteum Corp. (a)	38,172	149,634
PDVWireless, Inc. (a)	5,020	244,725
Verizon Communications, Inc.	2,379,433	129,322,184
Vonage Holdings Corp. (a)	124,020	1,468,397
WideOpenWest, Inc. (a)	18,438	137,547
Zayo Group Holdings, Inc. (a)	115,128	3,764,686
		273,837,438
Entertainment - 1.8%
Activision Blizzard, Inc.	438,922	19,036,047
AMC Entertainment Holdings, Inc. Class A	30,419	364,420
Ballantyne of Omaha, Inc. (a)	4,789	14,367
Chicken Soup For The Soul Entertainment, Inc.	1,377	11,085
Cinedigm Corp. (a)	1,497	2,769
Cinemark Holdings, Inc.	61,178	2,324,152
Electronic Arts, Inc. (a)	172,226	16,030,796
Global Eagle Entertainment, Inc. (a)	27,876	16,196
Glu Mobile, Inc. (a)	63,231	504,583
Lions Gate Entertainment Corp.:
Class A	50,222	741,779
Class B	44,817	616,682
Live Nation Entertainment, Inc. (a)	78,625	4,781,973
LiveXLive Media, Inc. (a)	7,530	28,463
Marcus Corp.	12,698	443,922
Netflix, Inc. (a)	251,587	86,364,785
Reading International, Inc. Class A (a)	6,381	84,165
Rosetta Stone, Inc. (a)	12,656	312,097
Take-Two Interactive Software, Inc. (a)	64,841	7,012,554
The Madison Square Garden Co. (a)	10,112	2,991,534
The Walt Disney Co.	1,005,888	132,817,452
Viacom, Inc.:
Class A	1,354	46,334
Class B (non-vtg.)	205,580	5,967,987
World Wrestling Entertainment, Inc. Class A	24,941	1,814,208
Zynga, Inc. (a)	486,620	3,060,840
		285,389,190
Interactive Media & Services - 4.2%
Alphabet, Inc.:
Class A (a)	172,721	191,115,787
Class C (a)	176,745	195,061,084
ANGI Homeservices, Inc. Class A (a)	34,622	499,249
Autoweb, Inc. (a)	2,515	8,727
Care.com, Inc. (a)	15,042	214,950
CarGurus, Inc. Class A (a)	19,360	661,338
DHI Group, Inc. (a)	37,682	129,626
Eventbrite, Inc.	7,952	124,528
EverQuote, Inc. Class A	7,071	80,185
Facebook, Inc. Class A (a)	1,374,067	243,855,670
IAC/InterActiveCorp (a)	44,927	9,922,128
Liberty TripAdvisor Holdings, Inc. (a)	41,450	441,443
Match Group, Inc.	29,906	2,053,047
MeetMe, Inc. (a)	45,590	176,433
QuinStreet, Inc. (a)	23,492	360,132
Snap, Inc. Class A (a)	421,649	5,013,407
Travelzoo, Inc. (a)	2,872	48,853
TripAdvisor, Inc. (a)	58,571	2,475,796
TrueCar, Inc. (a)	46,496	303,154
Twitter, Inc. (a)	418,511	15,250,541
Yelp, Inc. (a)	43,362	1,332,514
Zedge, Inc. (a)	3,978	8,592
Zillow Group, Inc.:
Class A (a)	25,772	1,090,929
Class C (a)	68,421	2,943,471
		673,171,584
Media - 1.7%
A.H. Belo Corp. Class A	5,912	22,761
Altice U.S.A., Inc. Class A	70,301	1,651,370
AMC Networks, Inc. Class A (a)	25,451	1,343,049
Cable One, Inc.	2,977	3,325,458
Cbdmd, Inc. (a)	5,292	32,387
CBS Corp. Class B	203,212	9,811,075
Central European Media Enterprises Ltd. Class A (a)	50,794	186,414
Charter Communications, Inc. Class A (a)	100,076	37,708,637
Clear Channel Outdoor Holdings, Inc. (a)	20,608	104,689
Comcast Corp. Class A	2,602,631	106,707,871
comScore, Inc. (a)	29,405	268,174
Daily Journal Corp. (a)	172	36,961
Discovery Communications, Inc.:
Class A (a)	106,626	2,906,625
Class C (non-vtg.) (a)	192,289	4,930,290
DISH Network Corp. Class A (a)	130,406	4,708,961
E.W. Scripps Co. Class A	33,103	503,828
Emerald Expositions Events, Inc.	15,686	183,526
Emmis Communications Corp. Class A (a)	531	1,912
Entercom Communications Corp. Class A	72,068	417,274
Entravision Communication Corp. Class A	35,907	105,567
Fluent, Inc. (a)	19,747	96,365
Fox Corp.:
Class A	211,741	7,459,635
Class B	84,632	2,937,577
Gannett Co., Inc.	68,842	541,098
GCI Liberty, Inc. (a)	56,408	3,276,741
Gray Television, Inc. (a)	46,437	800,110
Harte-Hanks, Inc. (a)	1,212	3,636
Hemisphere Media Group, Inc. (a)	6,344	85,644
Insignia Systems, Inc. (a)	1,343	1,450
Interpublic Group of Companies, Inc.	220,242	4,673,535
John Wiley & Sons, Inc. Class A	26,385	1,102,365
Lee Enterprises, Inc. (a)	31,950	80,514
Liberty Broadband Corp.:
Class A (a)	5,692	555,084
Class C (a)	96,938	9,514,465
Liberty Global PLC:
Class A (a)	118,962	2,926,465
Class C (a)	296,711	7,192,275
Liberty Latin America Ltd.:
Class A (a)	20,646	352,014
Class C (a)	78,516	1,349,690
Liberty Media Corp.:
Liberty Braves Class A (a)	3,805	100,985
Liberty Braves Class C (a)	21,122	562,056
Liberty Formula One Group Series C (a)	121,426	4,532,833
Liberty Media Class A (a)	12,409	451,936
Liberty SiriusXM Series A (a)	35,033	1,261,889
Liberty SiriusXM Series C (a)	105,904	3,827,371
Loral Space & Communications Ltd. (a)	7,531	255,301
Marchex, Inc. Class B (a)	13,327	58,106
Meredith Corp.	23,297	1,206,086
MSG Network, Inc. Class A (a)	37,788	797,705
National CineMedia, Inc.	40,663	266,343
New Media Investment Group, Inc.	38,192	352,512
News Corp.:
Class A	241,397	2,749,512
Class B	48,739	567,809
Nexstar Broadcasting Group, Inc. Class A	25,878	2,591,682
Omnicom Group, Inc.	127,616	9,872,374
Saga Communications, Inc. Class A	1,732	50,401
Salem Communications Corp. Class A	2,890	5,867
Scholastic Corp.	16,839	557,203
Sinclair Broadcast Group, Inc. Class A	38,186	2,049,824
Sirius XM Holdings, Inc.	942,969	5,007,165
Social Reality, Inc.	6,898	30,075
TechTarget, Inc. (a)	13,995	264,506
Tegna, Inc.	123,983	1,877,103
The McClatchy Co. Class A (a)	1,619	3,772
The New York Times Co. Class A	81,527	2,594,189
Townsquare Media, Inc.	343	1,887
Tribune Media Co. Class A	45,764	2,118,873
Tribune Publishing Co.	13,803	135,545
Urban One, Inc.:
Class A (a)	2,078	3,886
Class D (non-vtg.) (a)	8,620	15,516
		262,075,804
Wireless Telecommunication Services - 0.1%
Airgain, Inc. (a)	5,769	73,959
Boingo Wireless, Inc. (a)	24,138	456,208
Gogo, Inc. (a)	29,212	142,847
NII Holdings, Inc. (a)	56,334	107,035
Shenandoah Telecommunications Co.	27,122	1,090,576
Spok Holdings, Inc.	11,502	177,706
Sprint Corp. (a)	327,143	2,247,472
T-Mobile U.S., Inc. (a)	180,979	13,291,098
Telephone & Data Systems, Inc.	53,220	1,533,268
U.S. Cellular Corp. (a)	9,836	428,358
		19,548,527

TOTAL COMMUNICATION SERVICES		1,514,022,543

CONSUMER DISCRETIONARY - 10.3%
Auto Components - 0.3%
Adient PLC	50,628	873,839
American Axle & Manufacturing Holdings, Inc. (a)	62,672	633,614
Aptiv PLC	149,793	9,592,744
Autoliv, Inc.	49,294	3,035,032
BorgWarner, Inc.	117,914	4,183,589
Cooper Tire & Rubber Co.	29,281	807,570
Cooper-Standard Holding, Inc. (a)	9,386	362,863
Dana Holding Corp.	83,572	1,219,315
Delphi Technologies PLC	51,499	785,875
Dorman Products, Inc. (a)	17,143	1,399,897
Fox Factory Holding Corp. (a)	21,559	1,444,884
Garrett Motion, Inc. (a)	43,891	675,044
Gentex Corp.	149,110	3,184,990
Gentherm, Inc. (a)	20,382	761,879
Horizon Global Corp. (a)	11,121	45,151
LCI Industries	14,291	1,184,295
Lear Corp.	35,968	4,281,271
Modine Manufacturing Co. (a)	30,163	387,595
Motorcar Parts of America, Inc. (a)	10,574	187,266
Shiloh Industries, Inc. (a)	6,300	25,452
Standard Motor Products, Inc.	12,128	513,985
Stoneridge, Inc. (a)	16,040	417,521
Strattec Security Corp.	1,155	28,459
Superior Industries International, Inc.	16,016	59,099
Sypris Solutions, Inc. (a)	4,491	3,817
Tenneco, Inc.	29,764	295,854
The Goodyear Tire & Rubber Co.	131,867	1,768,336
Tower International, Inc.	12,792	222,965
UQM Technologies, Inc. (a)	23,997	40,315
Veoneer, Inc. (a)	51,237	816,205
Visteon Corp. (a)	16,228	722,308
Workhorse Group, Inc. (a)	11,678	16,933
		39,977,962
Automobiles - 0.4%
Arcimoto, Inc. (a)	7,542	22,173
Ford Motor Co.	2,252,623	21,444,971
General Motors Co.	753,827	25,132,592
Harley-Davidson, Inc.	90,358	2,956,514
REV Group, Inc.	19,950	221,046
Tesla, Inc. (a)	78,763	14,583,757
Thor Industries, Inc.	30,177	1,558,340
Winnebago Industries, Inc.	17,067	548,533
		66,467,926
Distributors - 0.1%
Core-Mark Holding Co., Inc.	27,692	1,021,281
Educational Development Corp.	1,528	11,292
Genuine Parts Co.	84,268	8,334,105
LKQ Corp. (a)	181,037	4,643,599
Pool Corp.	22,570	4,057,635
Weyco Group, Inc.	1,999	50,015
		18,117,927
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (a)	33,327	1,465,055
American Public Education, Inc. (a)	10,234	286,347
Ascent Capital Group, Inc. (a)	4,506	5,678
Bright Horizons Family Solutions, Inc. (a)	34,069	4,669,497
Career Education Corp. (a)	42,945	806,078
Carriage Services, Inc.	9,021	164,363
Chegg, Inc. (a)	60,456	2,264,682
Collectors Universe, Inc.	6,173	129,880
Frontdoor, Inc. (a)	49,555	1,992,607
Graham Holdings Co.	2,436	1,657,795
Grand Canyon Education, Inc. (a)	27,705	3,320,721
H&R Block, Inc.	117,552	3,085,740
Houghton Mifflin Harcourt Co. (a)	61,764	348,349
K12, Inc. (a)	22,641	692,135
Laureate Education, Inc. Class A (a)	42,825	687,770
Lincoln Educational Services Corp. (a)	4,177	11,027
Regis Corp. (a)	17,502	326,237
Service Corp. International	103,352	4,534,052
ServiceMaster Global Holdings, Inc. (a)	77,533	4,186,782
Sotheby's Class A (Ltd. vtg.) (a)	18,649	628,658
Strategic Education, Inc.	12,345	2,172,597
Universal Technical Institute, Inc. (a)	7,842	26,584
Weight Watchers International, Inc. (a)	21,911	378,841
Xpresspa Group, Inc. (a)	131	249
Zovio, Inc. (a)	13,909	57,027
		33,898,751
Hotels, Restaurants & Leisure - 2.2%
ARAMARK Holdings Corp.	140,040	4,871,992
BFC Financial Corp. Class A	41,903	171,383
Biglari Holdings, Inc. (a)	66	32,307
Biglari Holdings, Inc. (a)	660	59,796
BJ's Restaurants, Inc.	12,060	505,193
Bloomin' Brands, Inc.	53,585	1,034,726
Bluegreen Vacations Corp.	5,881	45,989
Boyd Gaming Corp.	45,795	1,095,416
Brinker International, Inc.	21,226	797,461
Caesars Entertainment Corp. (a)	330,466	2,904,796
Carnival Corp.	231,106	11,830,316
Carrols Restaurant Group, Inc. (a)	22,653	193,004
Century Casinos, Inc. (a)	14,756	128,967
Chipotle Mexican Grill, Inc. (a)	13,969	9,219,121
Choice Hotels International, Inc.	20,606	1,695,668
Churchill Downs, Inc.	20,501	2,020,989
Chuy's Holdings, Inc. (a)	10,840	239,781
Cracker Barrel Old Country Store, Inc.	13,266	2,083,956
Darden Restaurants, Inc.	70,531	8,204,166
Dave & Buster's Entertainment, Inc.	21,319	1,060,407
Del Frisco's Restaurant Group, Inc. (a)	20,438	140,205
Del Taco Restaurants, Inc. (a)	23,710	256,542
Denny's Corp. (a)	38,294	753,626
Dine Brands Global, Inc.	10,293	971,865
Domino's Pizza, Inc.	23,524	6,574,958
Dover Motorsports, Inc.	2,664	5,541
Drive Shack, Inc. (a)	31,567	143,630
Dunkin' Brands Group, Inc.	47,950	3,558,849
El Pollo Loco Holdings, Inc. (a)	14,974	156,928
Eldorado Resorts, Inc. (a)	37,124	1,825,387
Empire Resorts, Inc. (a)	1,072	13,089
Everi Holdings, Inc. (a)	42,839	477,226
Extended Stay America, Inc. unit	110,597	1,895,633
Famous Dave's of America, Inc. (a)	2,032	7,640
Fiesta Restaurant Group, Inc. (a)	13,509	191,558
Golden Entertainment, Inc. (a)	11,825	152,543
Good Times Restaurants, Inc. (a)	2,116	4,486
Habit Restaurants, Inc. Class A (a)	12,735	129,897
Hilton Grand Vacations, Inc. (a)	55,617	1,413,784
Hilton Worldwide Holdings, Inc.	167,509	14,982,005
Hyatt Hotels Corp. Class A	23,944	1,729,715
Inspired Entertainment, Inc. (a)	1,005	7,467
International Speedway Corp. Class A	14,943	668,849
J. Alexanders Holdings, Inc. (a)	5,480	57,650
Jack in the Box, Inc.	15,100	1,256,320
Las Vegas Sands Corp.	211,986	11,659,230
Lindblad Expeditions Holdings (a)	18,691	305,037
Luby's, Inc. (a)	3,896	5,104
Marriott International, Inc. Class A	162,135	20,240,933
Marriott Vacations Worldwide Corp.	23,400	2,103,660
McDonald's Corp.	440,838	87,404,950
MGM Mirage, Inc.	291,679	7,239,473
Monarch Casino & Resort, Inc. (a)	6,881	296,089
Nathan's Famous, Inc.	1,164	78,686
Noodles & Co. (a)	26,119	188,840
Norwegian Cruise Line Holdings Ltd. (a)	125,503	6,866,269
Papa John's International, Inc.	13,039	632,000
Penn National Gaming, Inc. (a)	62,112	1,170,811
Planet Fitness, Inc. (a)	47,617	3,641,272
Playa Hotels & Resorts NV (a)	37,549	302,269
PlayAGS, Inc. (a)	17,108	327,447
Potbelly Corp. (a)	13,962	70,229
Rave Restaurant Group, Inc. (a)	2,420	5,566
RCI Hospitality Holdings, Inc.	4,127	67,105
Red Lion Hotels Corp. (a)	11,947	90,558
Red Robin Gourmet Burgers, Inc. (a)	8,008	204,845
Red Rock Resorts, Inc.	41,215	860,569
Royal Caribbean Cruises Ltd.	98,759	12,024,896
Ruth's Hospitality Group, Inc.	19,713	450,836
Scientific Games Corp. Class A (a)	31,168	595,309
SeaWorld Entertainment, Inc. (a)	40,374	1,291,968
Shake Shack, Inc. Class A (a)	14,724	903,317
Six Flags Entertainment Corp.	41,826	2,064,531
Speedway Motorsports, Inc.	6,264	113,754
Starbucks Corp.	716,277	54,480,029
Texas Roadhouse, Inc. Class A	36,887	1,890,828
The Cheesecake Factory, Inc.	24,417	1,056,035
Town Sports International Holdings, Inc. (a)	11,005	28,283
U.S. Foods Holding Corp. (a)	124,026	4,286,339
Vail Resorts, Inc.	22,843	4,913,758
Wendy's Co.	102,672	1,888,138
Wingstop, Inc.	17,359	1,383,165
Wyndham Destinations, Inc.	53,726	2,137,220
Wyndham Hotels & Resorts, Inc.	56,263	3,001,068
Wynn Resorts Ltd.	55,085	5,912,273
YETI Holdings, Inc.	17,333	414,605
Yum! Brands, Inc.	175,538	17,966,314
		346,134,435
Household Durables - 0.5%
Bassett Furniture Industries, Inc.	4,868	71,511
Beazer Homes U.S.A., Inc. (a)	17,710	160,807
Cavco Industries, Inc. (a)	4,820	692,152
Century Communities, Inc. (a)	16,245	433,742
Comstock Holding Companies, Inc. (a)	399	1,009
CSS Industries, Inc.	4,297	20,411
D.R. Horton, Inc.	195,000	8,338,200
Dixie Group, Inc. (a)	2,960	1,649
Emerson Radio Corp. (a)	6,324	7,020
Ethan Allen Interiors, Inc.	14,282	303,064
Flexsteel Industries, Inc.	2,449	42,000
Garmin Ltd.	70,280	5,375,014
GoPro, Inc. Class A (a)	66,149	416,739
Green Brick Partners, Inc. (a)	12,117	105,297
Hamilton Beach Brands Holding Co. Class A	5,466	95,600
Helen of Troy Ltd. (a)	14,635	1,955,382
Hooker Furniture Corp.	7,013	188,159
Hovnanian Enterprises, Inc. Class A (a)	3,581	34,020
Installed Building Products, Inc. (a)	13,094	673,555
iRobot Corp. (a)	16,011	1,394,718
KB Home	48,425	1,216,920
Koss Corp. (a)	711	1,429
La-Z-Boy, Inc.	26,749	861,050
Leggett & Platt, Inc.	74,035	2,628,983
Lennar Corp.:
Class A	168,777	8,381,466
Class B	5,045	199,328
LGI Homes, Inc. (a)	10,832	738,742
Libbey, Inc. (a)	11,179	20,793
Lifetime Brands, Inc.	3,744	29,203
Lovesac (a)	3,071	110,710
M.D.C. Holdings, Inc.	28,610	899,212
M/I Homes, Inc. (a)	18,752	513,430
Meritage Homes Corp. (a)	21,015	1,052,852
Mohawk Industries, Inc. (a)	35,468	4,807,687
New Home Co. LLC (a)	4,738	18,715
Newell Brands, Inc.	220,329	2,956,815
Nova LifeStyle, Inc. (a)	6,967	4,807
NVR, Inc. (a)	1,941	6,214,247
PulteGroup, Inc.	144,976	4,494,256
Roku, Inc. Class A (a)	46,962	4,245,365
Skyline Champion Corp.	29,622	692,859
Sonos, Inc.	8,804	89,361
Taylor Morrison Home Corp. (a)	65,977	1,317,561
Tempur Sealy International, Inc. (a)	26,429	1,686,434
Toll Brothers, Inc.	76,206	2,649,683
TopBuild Corp. (a)	20,455	1,621,468
TRI Pointe Homes, Inc. (a)	81,294	999,916
Tupperware Brands Corp.	27,633	514,526
Turtle Beach Corp. (a)	3,246	27,007
Universal Electronics, Inc. (a)	8,696	342,535
VOXX International Corp. (a)	10,466	37,364
Vuzix Corp. (a)	9,471	19,700
Whirlpool Corp.	36,694	4,215,407
William Lyon Homes, Inc. (a)	22,477	416,724
Zagg, Inc. (a)	16,579	110,416
		74,447,020
Internet & Direct Marketing Retail - 3.2%
1-800-FLOWERS.com, Inc. Class A (a)	16,400	299,464
Amazon.com, Inc. (a)	237,650	421,845,386
Blue Apron Holdings, Inc. Class A (a)	51,047	35,452
Duluth Holdings, Inc. (a)	5,886	87,996
eBay, Inc.	493,982	17,748,773
Etsy, Inc. (a)	68,436	4,264,247
EVINE Live, Inc. (a)	19,035	8,566
Expedia, Inc.	66,352	7,630,480
FTD Companies, Inc. (a)	6,769	5,145
Gaia, Inc. Class A (a)	5,797	43,072
Groupon, Inc. (a)	234,698	828,484
GrubHub, Inc. (a)	51,635	3,364,020
Lands' End, Inc. (a)	10,707	132,446
Leaf Group Ltd. (a)	8,479	60,964
Liberty Expedia Holdings, Inc. (a)	32,132	1,324,802
Liberty Interactive Corp. QVC Group Series A (a)	240,078	3,008,177
Liquidity Services, Inc. (a)	15,331	86,160
Overstock.com, Inc. (a)	13,116	125,258
PetMed Express, Inc.	12,447	217,449
Quotient Technology, Inc. (a)	48,720	514,970
Remark Holdings, Inc. (a)	9,058	9,058
Shutterfly, Inc. (a)	19,979	948,603
Shutterstock, Inc.	12,066	459,232
Stamps.com, Inc. (a)	9,058	303,805
Stitch Fix, Inc. (a)	14,003	324,309
The Booking Holdings, Inc. (a)	25,954	42,985,534
The Rubicon Project, Inc. (a)	28,434	156,387
U.S. Auto Parts Network, Inc. (a)	1,346	1,373
Waitr Holdings, Inc. (a)	32,595	228,165
Wayfair LLC Class A (a)	35,352	5,091,042
		512,138,819
Leisure Products - 0.1%
Acushnet Holdings Corp.	21,845	513,139
American Outdoor Brands Corp. (a)	34,764	291,670
Brunswick Corp.	48,078	1,994,275
Callaway Golf Co.	51,841	762,063
Clarus Corp.	13,057	166,477
Escalade, Inc.	1,872	20,835
Hasbro, Inc.	65,870	6,266,872
JAKKS Pacific, Inc. (a)	9,712	7,546
Johnson Outdoors, Inc. Class A	3,700	273,097
Malibu Boats, Inc. Class A (a)	12,296	441,426
Marine Products Corp.	3,130	43,319
Mattel, Inc. (a)	197,733	1,947,670
MCBC Holdings, Inc. (a)	11,476	227,913
Nautilus, Inc. (a)	16,118	43,357
Polaris Industries, Inc.	33,568	2,681,412
Sturm, Ruger & Co., Inc.	10,809	537,315
Summer Infant, Inc. (a)	8,692	4,399
Vista Outdoor, Inc. (a)	34,029	261,002
		16,483,787
Multiline Retail - 0.4%
Big Lots, Inc.	22,937	633,061
Dillard's, Inc. Class A	10,703	606,432
Dollar General Corp.	151,695	19,307,740
Dollar Tree, Inc. (a)	136,378	13,854,641
Fred's, Inc. Class A (a)	19,530	7,818
JC Penney Corp., Inc. (a)	200,495	170,421
Kohl's Corp.	95,898	4,729,689
Macy's, Inc.	174,481	3,589,074
Nordstrom, Inc.	59,323	1,856,810
Ollie's Bargain Outlet Holdings, Inc. (a)	29,510	2,913,227
Target Corp.	299,935	24,129,771
Tuesday Morning Corp. (a)	29,501	44,842
		71,843,526
Specialty Retail - 2.2%
Aaron's, Inc. Class A	38,636	2,057,753
Abercrombie & Fitch Co. Class A	38,842	671,967
Advance Auto Parts, Inc.	41,445	6,423,975
America's Car Mart, Inc. (a)	3,940	339,234
American Eagle Outfitters, Inc.	91,420	1,590,708
Armstrong Flooring, Inc. (a)	14,198	149,647
Asbury Automotive Group, Inc. (a)	11,900	882,861
Ascena Retail Group, Inc. (a)	108,807	114,247
At Home Group, Inc. (a)	15,832	301,600
AutoNation, Inc. (a)	34,088	1,345,453
AutoZone, Inc. (a)	14,352	14,741,083
Barnes & Noble Education, Inc. (a)	26,720	84,702
Barnes & Noble, Inc.	36,272	159,234
Bed Bath & Beyond, Inc.	80,685	1,023,893
Best Buy Co., Inc.	134,457	8,426,420
Big 5 Sporting Goods Corp.	10,823	21,646
Blink Charging Co. (a)	10,811	23,676
Boot Barn Holdings, Inc. (a)	16,879	441,048
Build-A-Bear Workshop, Inc. (a)	8,701	43,853
Burlington Stores, Inc. (a)	38,727	6,063,874
Caleres, Inc.	25,866	487,833
Camping World Holdings, Inc.	19,488	205,209
CarMax, Inc. (a)	98,389	7,701,891
Cars.com, Inc. (a)	37,440	792,605
Carvana Co. Class A (a)	18,613	1,077,320
Chico's FAS, Inc.	76,714	258,526
Citi Trends, Inc.	8,338	114,064
Conn's, Inc. (a)	15,473	277,740
Destination Maternity Corp. (a)	5,927	7,705
Destination XL Group, Inc. (a)	13,703	23,021
Dick's Sporting Goods, Inc.	42,717	1,474,164
DSW, Inc. Class A	34,264	619,836
Express, Inc. (a)	42,999	129,427
Five Below, Inc. (a)	31,644	4,073,532
Floor & Decor Holdings, Inc. Class A (a)	31,670	1,124,918
Foot Locker, Inc.	64,189	2,525,837
Francesca's Holdings Corp. (a)	15,382	7,330
GameStop Corp. Class A	61,093	463,085
Gap, Inc.	121,594	2,271,376
Genesco, Inc. (a)	11,530	518,619
GNC Holdings, Inc. Class A (a)	53,419	74,787
Group 1 Automotive, Inc.	10,304	743,846
Guess?, Inc.	33,905	548,244
Haverty Furniture Companies, Inc.	13,138	228,733
Hibbett Sports, Inc. (a)	12,372	273,669
Kirkland's, Inc. (a)	9,514	38,341
L Brands, Inc.	129,471	2,907,919
Lithia Motors, Inc. Class A (sub. vtg.)	13,124	1,498,105
Lowe's Companies, Inc.	461,525	43,051,052
Lumber Liquidators Holdings, Inc. (a)	17,921	171,862
MarineMax, Inc. (a)	12,305	191,712
Michaels Companies, Inc. (a)	50,345	458,643
Monro, Inc.	19,016	1,515,765
Murphy U.S.A., Inc. (a)	17,579	1,410,891
O'Reilly Automotive, Inc. (a)	45,199	16,785,553
Office Depot, Inc.	307,890	603,464
Party City Holdco, Inc. (a)	33,849	267,407
Penske Automotive Group, Inc.	22,189	947,914
Pier 1 Imports, Inc. (a)	43,603	25,281
Rent-A-Center, Inc. (a)	27,266	650,567
RH (a)	10,451	889,903
Ross Stores, Inc.	212,467	19,757,306
RTW Retailwinds, Inc. (a)	13,242	25,292
Sally Beauty Holdings, Inc. (a)	69,670	1,057,591
Sears Hometown & Outlet Stores, Inc. (a)	2,666	5,812
Shoe Carnival, Inc.	5,686	146,073
Signet Jewelers Ltd.	29,428	555,012
Sleep Number Corp. (a)	17,766	618,434
Sonic Automotive, Inc. Class A (sub. vtg.)	14,189	247,314
Sportsman's Warehouse Holdings, Inc. (a)	22,687	83,488
Stage Stores, Inc.	10,316	10,419
Stein Mart, Inc. (a)	10,773	8,459
Tailored Brands, Inc.	29,377	154,523
The Buckle, Inc.	17,521	263,691
The Cato Corp. Class A (sub. vtg.)	15,683	194,312
The Children's Place Retail Stores, Inc.	9,409	871,838
The Container Store Group, Inc. (a)	7,933	55,769
The Home Depot, Inc.	650,330	123,465,151
Tiffany & Co., Inc.	62,618	5,579,890
Tile Shop Holdings, Inc.	25,725	107,531
Tilly's, Inc.	13,690	106,782
TJX Companies, Inc.	712,551	35,834,190
Tractor Supply Co.	70,215	7,076,268
Trans World Entertainment Corp. (a)	794	234
Ulta Beauty, Inc. (a)	32,400	10,801,512
Urban Outfitters, Inc. (a)	43,171	970,052
Vitamin Shoppe, Inc. (a)	12,057	45,093
Williams-Sonoma, Inc.	45,390	2,655,315
Winmark Corp.	1,261	207,863
Zumiez, Inc. (a)	11,830	233,997
		353,483,781
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd. (a)	87,274	2,834,660
Carter's, Inc.	26,646	2,241,195
Centric Brands, Inc. (a)	8,200	28,864
Charles & Colvard Ltd. (a)	19,309	47,114
Cherokee, Inc. (a)	5,416	4,387
Columbia Sportswear Co.	16,681	1,564,344
Crocs, Inc. (a)	38,870	750,968
Culp, Inc.	5,343	92,060
Deckers Outdoor Corp. (a)	17,061	2,594,978
Delta Apparel, Inc. (a)	2,136	46,052
Fossil Group, Inc. (a)	27,745	271,624
G-III Apparel Group Ltd. (a)	23,961	616,517
Hanesbrands, Inc.	207,451	3,080,647
Iconix Brand Group, Inc. (a)	2,711	2,277
J.Jill, Inc.	6,546	9,688
Kontoor Brands, Inc. (a)	26,472	775,630
Lakeland Industries, Inc. (a)	1,816	22,155
lululemon athletica, Inc. (a)	60,643	10,041,874
Movado Group, Inc.	10,454	269,295
NIKE, Inc. Class B	725,628	55,974,944
Oxford Industries, Inc.	10,220	728,073
PVH Corp.	43,867	3,737,030
Ralph Lauren Corp.	30,984	3,257,348
Rocky Brands, Inc.	3,840	93,926
Sequential Brands Group, Inc. (a)	22,074	16,114
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	76,076	2,124,803
Steven Madden Ltd.	44,374	1,342,757
Superior Group of Companies, Inc.	3,192	51,104
Tapestry, Inc.	167,195	4,775,089
Under Armour, Inc.:
Class A (sub. vtg.) (a)	123,511	2,816,051
Class C (non-vtg.) (a)	91,117	1,843,297
Unifi, Inc. (a)	8,779	165,484
Vera Bradley, Inc. (a)	12,596	137,926
VF Corp.	187,123	15,321,631
Vince Holding Corp. (a)	1,196	15,034
Wolverine World Wide, Inc.	50,674	1,415,832
		119,110,772

TOTAL CONSUMER DISCRETIONARY		1,652,104,706

CONSUMER STAPLES - 6.5%
Beverages - 1.6%
Alkaline Water Co., Inc. (a)	22,362	35,556
Boston Beer Co., Inc. Class A (a)	5,079	1,596,330
Brown-Forman Corp.:
Class A	14,368	707,049
Class B (non-vtg.)	115,256	5,760,495
Castle Brands, Inc. (a)	46,315	22,926
Celsius Holdings, Inc. (a)	1,488	5,952
Coca-Cola Bottling Co. Consolidated	2,657	802,441
Constellation Brands, Inc. Class A (sub. vtg.)	95,696	16,885,559
Craft Brew Alliance, Inc. (a)	6,091	84,117
Keurig Dr. Pepper, Inc.	105,318	2,968,914
MGP Ingredients, Inc.	7,691	463,075
Molson Coors Brewing Co. Class B	108,433	5,961,646
Monster Beverage Corp. (a)	224,993	13,918,067
National Beverage Corp.	6,985	315,373
New Age Beverages Corp. (a)	36,213	183,238
PepsiCo, Inc.	808,886	103,537,408
Primo Water Corp. (a)	22,152	255,634
REED'S, Inc. (a)	13,449	44,516
The Coca-Cola Co.	2,216,843	108,913,497
		262,461,793
Food & Staples Retailing - 1.3%
Andersons, Inc.	16,960	460,803
BJ's Wholesale Club Holdings, Inc.	53,065	1,325,564
Casey's General Stores, Inc.	20,982	2,708,357
Chefs' Warehouse Holdings (a)	13,004	411,837
Costco Wholesale Corp.	253,833	60,813,310
Ingles Markets, Inc. Class A	8,337	248,526
Kroger Co.	458,980	10,469,334
Natural Grocers by Vitamin Cottage, Inc. (a)	5,458	56,054
Performance Food Group Co. (a)	60,070	2,363,755
PriceSmart, Inc.	14,403	699,986
Rite Aid Corp. (a)	31,617	242,186
Smart & Final Stores, Inc. (a)	17,486	113,834
SpartanNash Co.	21,252	245,248
Sprouts Farmers Market LLC (a)	72,763	1,458,898
Sysco Corp.	271,572	18,689,585
United Natural Foods, Inc. (a)	29,779	302,257
Village Super Market, Inc. Class A	4,008	106,132
Walgreens Boots Alliance, Inc.	462,015	22,795,820
Walmart, Inc.	820,343	83,215,594
Weis Markets, Inc.	10,660	402,948
		207,130,028
Food Products - 1.1%
Alico, Inc.	1,067	27,497
Archer Daniels Midland Co.	322,296	12,350,383
B&G Foods, Inc. Class A	39,328	863,250
Bunge Ltd.	80,015	4,183,984
Cal-Maine Foods, Inc.	18,237	675,134
Calavo Growers, Inc.	9,160	801,042
Campbell Soup Co.	109,814	3,987,346
Coffee Holding Co., Inc. (a)	3,921	17,213
Conagra Brands, Inc.	276,108	7,391,411
Darling International, Inc. (a)	94,368	1,783,555
Dean Foods Co.	55,984	61,582
Farmer Brothers Co. (a)	7,267	133,131
Flowers Foods, Inc.	105,035	2,349,633
Fresh Del Monte Produce, Inc.	18,653	466,698
Freshpet, Inc. (a)	17,677	821,450
General Mills, Inc.	343,200	16,967,808
Hormel Foods Corp.	157,908	6,235,787
Hostess Brands, Inc. Class A (a)	60,990	816,656
Ingredion, Inc.	38,739	2,950,362
J&J Snack Foods Corp.	8,955	1,440,412
John B. Sanfilippo & Son, Inc.	5,429	416,133
Kellogg Co.	144,772	7,609,216
Lamb Weston Holdings, Inc.	84,726	5,020,016
Lancaster Colony Corp.	11,345	1,631,751
Landec Corp. (a)	17,499	173,590
Lifeway Foods, Inc. (a)	523	1,114
Limoneira Co.	8,169	154,803
McCormick & Co., Inc. (non-vtg.)	70,644	11,023,290
Mondelez International, Inc.	830,228	42,217,094
nLIGHT, Inc. (a)	4,337	81,059
Pilgrim's Pride Corp. (a)	30,704	785,101
Post Holdings, Inc. (a)	37,706	3,962,901
Sanderson Farms, Inc.	10,975	1,500,392
Seaboard Corp.	182	746,200
Seneca Foods Corp. Class A (a)	3,187	78,719
The Hain Celestial Group, Inc. (a)	51,296	1,045,925
The Hershey Co.	79,422	10,480,527
The J.M. Smucker Co.	64,998	7,901,157
The Kraft Heinz Co.	356,808	9,865,741
The Simply Good Foods Co. (a)	30,404	653,382
Tootsie Roll Industries, Inc.	13,743	521,684
TreeHouse Foods, Inc. (a)	32,070	1,671,809
Tyson Foods, Inc. Class A	170,141	12,912,000
		184,777,938
Household Products - 1.5%
Central Garden & Pet Co. Class A (non-vtg.) (a)	31,722	811,132
Church & Dwight Co., Inc.	142,350	10,592,264
Clorox Co.	73,980	11,008,964
Colgate-Palmolive Co.	495,779	34,516,134
Energizer Holdings, Inc.	35,940	1,470,665
Funko, Inc. (a)	10,627	220,617
Kimberly-Clark Corp.	198,776	25,421,463
Oil-Dri Corp. of America	561	16,488
Procter & Gamble Co.	1,440,881	148,281,064
Spectrum Brands Holdings, Inc.	24,455	1,288,045
WD-40 Co.	8,255	1,290,504
		234,917,340
Personal Products - 0.2%
Avon Products, Inc. (a)	257,285	967,392
Coty, Inc. Class A	171,798	2,119,987
Cyanotech Corp. (a)	613	1,876
Edgewell Personal Care Co. (a)	32,055	914,850
elf Beauty, Inc. (a)	14,073	143,404
Estee Lauder Companies, Inc. Class A	125,500	20,209,265
Herbalife Nutrition Ltd. (a)	59,388	2,481,231
Inter Parfums, Inc.	10,719	694,377
LifeVantage Corp. (a)	7,994	89,693
Mannatech, Inc.	160	2,682
MediFast, Inc.	6,773	873,378
Natural Health Trends Corp.	5,861	59,665
Nature's Sunshine Products, Inc. (a)	1,862	17,931
Nu Skin Enterprises, Inc. Class A	31,930	1,490,812
Revlon, Inc. (a)	6,148	130,215
USANA Health Sciences, Inc. (a)	8,072	571,336
Veru, Inc. (a)	13,825	27,235
Youngevity International, Inc. (a)	4,824	26,677
		30,822,006
Tobacco - 0.8%
22nd Century Group, Inc. (a)	68,992	131,775
Altria Group, Inc.	1,079,561	52,963,263
Philip Morris International, Inc.	895,129	69,041,300
Pyxus International, Inc. (a)	4,379	78,559
Turning Point Brands, Inc.	5,231	257,522
Universal Corp.	14,873	840,622
Vector Group Ltd.	62,315	557,719
		123,870,760

TOTAL CONSUMER STAPLES		1,043,979,865

ENERGY - 4.5%
Energy Equipment & Services - 0.4%
Archrock, Inc.	80,488	713,929
Aspen Aerogels, Inc. (a)	2,628	12,877
Baker Hughes, a GE Co. Class A	296,632	6,350,891
Basic Energy Services, Inc. (a)	11,430	21,831
C&J Energy Services, Inc. (a)	34,584	409,475
Carbo Ceramics, Inc. (a)	9,782	14,086
Core Laboratories NV	26,080	1,242,451
Dawson Geophysical Co. (a)	6,334	14,188
Diamond Offshore Drilling, Inc. (a)	36,588	287,948
Dmc Global, Inc.	8,562	579,134
Dril-Quip, Inc. (a)	20,525	846,656
ENGlobal Corp. (a)	1,503	1,202
Ensco PLC Class A	113,201	947,492
Enservco Corp. (a)	5,474	2,518
Era Group, Inc. (a)	11,239	82,607
Exterran Corp. (a)	18,772	259,054
Forum Energy Technologies, Inc. (a)	49,421	188,788
Frank's International NV (a)	52,502	298,736
FTS International, Inc. (a)	19,151	117,779
Geospace Technologies Corp. (a)	6,911	86,457
Gulf Island Fabrication, Inc. (a)	6,092	48,736
Halliburton Co.	503,566	10,720,920
Helix Energy Solutions Group, Inc. (a)	83,845	566,792
Helmerich & Payne, Inc.	61,955	3,030,219
Hornbeck Offshore Services, Inc. (a)	13,733	17,029
Independence Contract Drilling, Inc. (a)	19,128	38,065
ION Geophysical Corp. (a)	7,037	47,781
Key Energy Services, Inc. (a)	3,725	6,333
KLX Energy Services Holdings, Inc. (a)	14,106	277,888
Liberty Oilfield Services, Inc. Class A	23,844	304,011
Mammoth Energy Services, Inc.	7,560	79,380
Matrix Service Co. (a)	17,274	312,659
McDermott International, Inc. (a)	106,171	641,273
Mitcham Industries, Inc. (a)	6,208	22,411
Nabors Industries Ltd.	184,235	434,795
National Oilwell Varco, Inc.	223,056	4,650,718
Natural Gas Services Group, Inc. (a)	6,303	95,995
NCS Multistage Holdings, Inc. (a)	11,061	29,533
Newpark Resources, Inc. (a)	58,090	406,049
Noble Corp. (a)	153,524	297,837
Oceaneering International, Inc. (a)	55,882	916,465
Oil States International, Inc. (a)	36,623	609,407
Patterson-UTI Energy, Inc.	120,424	1,280,107
Pioneer Energy Services Corp. (a)	41,696	13,134
Profire Energy, Inc. (a)	11,088	16,632
Quintana Energy Services, Inc. (a)	719	1,905
Ranger Energy Services, Inc. Class A (a)	1,205	7,363
RigNet, Inc. (a)	7,753	64,660
RPC, Inc.	36,877	274,365
Schlumberger Ltd.	796,545	27,632,146
SEACOR Holdings, Inc. (a)	10,757	447,599
SEACOR Marine Holdings, Inc. (a)	8,146	112,170
Smart Sand, Inc. (a)	11,008	36,657
Solaris Oilfield Infrastructure, Inc. Class A	19,563	278,381
Superior Drilling Products, Inc. (a)	6,911	7,809
Superior Energy Services, Inc. (a)	96,205	155,852
Synthesis Energy Systems, Inc. (a)	4,601	1,679
TechnipFMC PLC	241,536	5,023,949
TETRA Technologies, Inc. (a)	69,661	107,278
Tidewater, Inc. (a)	20,923	445,869
Transocean Ltd. (United States) (a)	287,572	1,782,946
U.S. Silica Holdings, Inc.	44,456	461,453
U.S. Well Services, Inc. (a)	9,009	64,369
		74,248,718
Oil, Gas & Consumable Fuels - 4.1%
Abraxas Petroleum Corp. (a)	100,373	95,866
Adams Resources & Energy, Inc.	557	18,966
Aemetis, Inc. (a)	2,680	2,760
Alta Mesa Resources, Inc. Class A (a)	67,289	9,750
Altus Midstream Co. (a)	38,735	177,406
Anadarko Petroleum Corp.	286,649	20,171,490
Antero Resources Corp. (a)	120,017	788,512
Apache Corp.	212,279	5,534,114
Approach Resources, Inc. (a)	20,917	4,472
Arch Coal, Inc.	10,337	911,207
Barnwell Industries, Inc. (a)	759	993
Berry Petroleum Corp.	12,987	139,610
Bonanza Creek Energy, Inc. (a)	12,347	241,137
Cabot Oil & Gas Corp.	241,979	6,054,315
California Resources Corp. (a)	27,611	447,298
Callon Petroleum Co. (a)	126,941	793,381
Carrizo Oil & Gas, Inc. (a)	49,876	507,738
Centennial Resource Development, Inc. Class A (a)	112,855	891,555
Chaparral Energy, Inc. Class A (a)	17,768	74,981
Cheniere Energy, Inc. (a)	126,242	7,975,970
Chesapeake Energy Corp. (a)	603,726	1,159,154
Chevron Corp.	1,095,035	124,669,735
Cimarex Energy Co.	57,838	3,307,755
Clean Energy Fuels Corp. (a)	79,199	211,461
CNX Resources Corp. (a)	112,498	868,485
Comstock Resources, Inc. (a)	9,663	42,324
Concho Resources, Inc.	115,382	11,308,590
ConocoPhillips Co.	656,101	38,683,715
CONSOL Energy, Inc. (a)	16,027	420,228
Contango Oil & Gas Co. (a)	13,677	29,269
Continental Resources, Inc. (a)	50,752	1,776,320
Contura Energy, Inc. (a)	2,808	147,841
CVR Energy, Inc.	17,825	757,028
Delek U.S. Holdings, Inc.	41,304	1,264,315
Denbury Resources, Inc. (a)	272,165	391,918
Devon Energy Corp.	246,489	6,201,663
Diamondback Energy, Inc.	88,586	8,686,743
Dorian Lpg Ltd. (a)	20,302	143,332
Earthstone Energy, Inc. (a)	10,008	54,744
EOG Resources, Inc.	333,123	27,276,111
EQT Corp.	144,900	2,651,670
Equitrans Midstream Corp.	118,279	2,349,021
Evolution Petroleum Corp.	16,999	103,864
Extraction Oil & Gas, Inc. (a)	67,238	227,937
Exxon Mobil Corp.	2,441,736	172,801,657
Falcon Minerals Corp.	46,691	344,580
Gevo, Inc. (a)	104	194
Goodrich Petroleum Corp. (a)	571	6,606
Green Plains, Inc.	24,010	313,331
Gulfport Energy Corp. (a)	86,624	473,833
Halcon Resources Corp. (a)	77,883	16,651
Hallador Energy Co.	7,950	44,997
Hess Corp.	147,468	8,237,562
Highpoint Resources, Inc. (a)	63,175	118,137
HollyFrontier Corp.	88,920	3,377,182
Houston American Energy Corp. (a)	9,726	2,198
International Seaways, Inc. (a)	19,229	342,276
Isramco, Inc. (a)	33	3,918
Jagged Peak Energy, Inc. (a)	40,221	333,834
Kinder Morgan, Inc.	1,116,344	22,271,063
Kosmos Energy Ltd.	134,860	830,738
Laredo Petroleum, Inc. (a)	83,102	219,389
Legacy Reserves, Inc. (a)	27,336	3,447
Lilis Energy, Inc. (a)	15,773	11,514
Lonestar Resources U.S., Inc. (a)	9,210	25,328
Magnolia Oil & Gas Corp. Class A (a)	53,053	585,175
Marathon Oil Corp.	469,968	6,180,079
Marathon Petroleum Corp.	386,586	17,779,090
Matador Resources Co. (a)	58,558	962,694
Midstates Petroleum Co., Inc. (a)	13,721	91,793
Montage Resources Corp. (a)	5,939	46,384
Murphy Oil Corp.	93,164	2,315,125
NACCO Industries, Inc. Class A	2,094	104,616
Nextdecade Corp. (a)	7,830	42,517
Nine Energy Service, Inc. (a)	7,650	129,285
Noble Energy, Inc.	273,886	5,861,160
Northern Oil & Gas, Inc. (a)	129,618	257,940
Oasis Petroleum, Inc. (a)	153,418	797,774
Occidental Petroleum Corp.	429,941	21,398,164
ONEOK, Inc.	235,521	14,983,846
Overseas Shipholding Group, Inc. (a)	38,289	57,434
Pacific Ethanol, Inc. (a)	13,671	13,257
Panhandle Royalty Co. Class A	8,612	114,109
Par Pacific Holdings, Inc. (a)	18,122	355,191
Parsley Energy, Inc. Class A (a)	149,381	2,663,463
PBF Energy, Inc. Class A	69,690	1,839,816
PDC Energy, Inc. (a)	39,955	1,219,427
Peabody Energy Corp.	47,087	1,107,486
Penn Virginia Corp. (a)	8,197	250,009
Phillips 66 Co.	240,560	19,437,248
Pioneer Natural Resources Co.	96,755	13,735,340
QEP Resources, Inc. (a)	142,336	983,542
Ramaco Resources, Inc. (a)	1,007	5,669
Range Resources Corp.	116,549	911,413
Renewable Energy Group, Inc. (a)	21,272	332,694
Rex American Resources Corp. (a)	3,382	228,184
Ring Energy, Inc. (a)	34,460	121,988
Roan Resources, Inc. (a)	32,998	68,966
SandRidge Energy, Inc. (a)	19,354	133,349
SemGroup Corp. Class A	37,562	473,657
SilverBow Resources, Inc. (a)	3,343	47,705
SM Energy Co.	58,053	675,156
Southwestern Energy Co. (a)	315,092	1,131,180
SRC Energy, Inc. (a)	145,267	688,566
Talos Energy, Inc. (a)	13,686	319,431
Targa Resources Corp.	130,133	5,004,915
Tellurian, Inc. (a)	54,525	419,297
Tengasco, Inc. (a)	336	310
The Williams Companies, Inc.	695,717	18,353,014
Torchlight Energy Resources, Inc. (a)	24,677	27,885
TransAtlantic Petroleum Ltd. (a)	4,900	3,797
U.S. Energy Corp. (a)	603	259
Ultra Petroleum Corp. (a)	116,109	42,902
Unit Corp. (a)	33,835	325,493
Uranium Energy Corp. (a)	99,313	134,073
VAALCO Energy, Inc. (a)	25,021	39,783
Valero Energy Corp.	239,747	16,878,189
Vertex Energy, Inc. (a)	4,751	6,176
W&T Offshore, Inc. (a)	54,876	230,479
Whiting Petroleum Corp. (a)	50,455	927,363
World Fuel Services Corp.	40,080	1,167,931
WPX Energy, Inc. (a)	230,674	2,482,052
Zion Oil & Gas, Inc. (a)	24,405	10,977
		651,857,996

TOTAL ENERGY		726,106,714

FINANCIALS - 13.6%
Banks - 5.6%
1st Source Corp.	11,627	508,798
ACNB Corp.	1,010	36,057
Allegiance Bancshares, Inc. (a)	7,366	239,100
Amalgamated Bank	3,558	58,707
American National Bankshares, Inc.	3,908	136,311
Ameris Bancorp	24,212	854,441
Ames National Corp.	707	18,594
Arrow Financial Corp.	6,273	201,802
Associated Banc-Corp.	97,234	1,926,206
Atlantic Capital Bancshares, Inc. (a)	16,109	263,543
Banc of California, Inc.	26,022	344,271
BancFirst Corp.	13,048	681,497
Bancorp, Inc., Delaware (a)	36,422	324,156
BancorpSouth Bank	52,476	1,421,050
Bank of America Corp.	5,173,780	137,622,548
Bank of Commerce Holdings	7,737	79,691
Bank of Hawaii Corp.	23,399	1,770,368
Bank of Marin Bancorp	7,678	311,036
Bank OZK	69,296	2,002,654
BankFinancial Corp.	9,117	126,726
BankUnited, Inc.	57,374	1,863,508
Banner Corp.	19,246	971,153
Bar Harbor Bankshares	7,401	174,886
BB&T Corp.	436,630	20,412,453
BCB Bancorp, Inc.	4,732	57,920
Berkshire Hills Bancorp, Inc.	28,281	825,522
BOK Financial Corp.	22,305	1,671,314
Boston Private Financial Holdings, Inc.	50,794	520,639
Bridge Bancorp, Inc.	14,250	396,578
Bridgewater Bancshares, Inc. (a)	3,171	34,818
Brookline Bancorp, Inc., Delaware	52,131	748,080
Bryn Mawr Bank Corp.	11,183	408,850
Business First Bancshares, Inc.	382	9,367
Byline Bancorp, Inc. (a)	10,435	194,717
C & F Financial Corp.	627	30,134
Cadence Bancorp Class A	68,994	1,276,389
Cambridge Bancorp	1,843	151,550
Camden National Corp.	9,118	386,147
Capital City Bank Group, Inc.	3,157	73,905
Capstar Financial Holdings, Inc.	764	11,330
Carolina Financial Corp.	11,744	389,901
Cathay General Bancorp	46,147	1,552,385
CB Financial Services, Inc.	161	3,782
CBTX, Inc.	14,838	404,336
Centerstate Banks of Florida, Inc.	66,310	1,451,526
Central Pacific Financial Corp.	18,154	504,500
Central Valley Community Bancorp	4,508	88,447
Century Bancorp, Inc. Class A (non-vtg.)	1,535	137,551
Chemical Financial Corp.	41,183	1,559,188
Chemung Financial Corp.	1,224	54,835
CIT Group, Inc.	58,123	2,763,167
Citigroup, Inc.	1,354,823	84,202,249
Citizens & Northern Corp.	2,340	64,584
Citizens Financial Group, Inc.	262,289	8,545,376
City Holding Co.	10,708	782,219
Civista Bancshares, Inc.	6,390	138,663
CNB Financial Corp., Pennsylvania	5,929	146,743
Columbia Banking Systems, Inc.	43,496	1,450,592
Comerica, Inc.	90,973	6,260,762
Commerce Bancshares, Inc.	57,454	3,293,838
Community Bank System, Inc.	30,746	1,900,410
Community Bankers Trust Corp.	6,445	46,920
Community Financial Corp.	1,034	32,085
Community Trust Bancorp, Inc.	10,200	403,818
ConnectOne Bancorp, Inc.	17,996	378,096
Cullen/Frost Bankers, Inc.	35,766	3,264,363
Customers Bancorp, Inc. (a)	18,612	367,029
CVB Financial Corp.	67,651	1,390,228
Eagle Bancorp, Inc.	19,118	1,014,783
East West Bancorp, Inc.	84,816	3,623,340
Enterprise Bancorp, Inc.	4,145	116,226
Enterprise Financial Services Corp.	14,411	564,767
Equity Bancshares, Inc. (a)	8,970	223,174
Evans Bancorp, Inc.	1,680	58,951
Farmers & Merchants Bancorp, Inc.	4,955	146,420
Farmers National Banc Corp.	17,724	238,388
Fidelity Southern Corp.	15,251	429,621
Fifth Third Bancorp	451,666	11,969,149
Financial Institutions, Inc.	7,638	206,455
First Bancorp, North Carolina	17,283	611,991
First Bancorp, Puerto Rico	130,423	1,299,013
First Bancshares, Inc.	6,383	190,213
First Bank Hamilton New Jersey	6,689	74,917
First Busey Corp.	30,133	744,586
First Business Finance Services, Inc.	1,290	29,515
First Choice Bancorp	4,334	94,178
First Citizens Bancshares, Inc.	5,219	2,192,502
First Commonwealth Financial Corp.	56,904	715,283
First Community Bankshares, In	6,690	219,164
First Community Corp.	1,064	18,918
First Financial Bancorp, Ohio	59,418	1,326,210
First Financial Bankshares, Inc.	41,532	2,353,203
First Financial Corp., Indiana	6,855	259,325
First Financial Northwest, Inc.	1,133	17,176
First Foundation, Inc.	23,897	313,290
First Hawaiian, Inc.	52,227	1,299,930
First Horizon National Corp.	176,522	2,367,160
First Internet Bancorp	5,077	103,215
First Interstate Bancsystem, Inc.	22,096	815,563
First Merchants Corp.	35,368	1,175,986
First Mid-Illinois Bancshares, Inc.	4,677	156,305
First Midwest Bancorp, Inc., Delaware	60,990	1,188,695
First Northwest Bancorp	1,433	23,014
First of Long Island Corp.	13,162	281,009
First Republic Bank	94,384	9,157,136
First United Corp.	2,306	41,508
Flushing Financial Corp.	15,930	335,008
FNB Corp., Pennsylvania	192,993	2,122,923
Franklin Financial Network, Inc.	6,839	179,524
Fulton Financial Corp.	99,123	1,562,178
German American Bancorp, Inc.	14,589	406,595
Glacier Bancorp, Inc.	50,996	2,009,752
Great Southern Bancorp, Inc.	7,516	415,034
Great Western Bancorp, Inc.	32,790	1,018,785
Guaranty Bancshares, Inc. Texas	4,613	134,930
Hancock Whitney Corp.	54,060	2,053,199
Hanmi Financial Corp.	19,603	404,214
HarborOne Bancorp, Inc. (a)	18,362	329,414
Heartland Financial U.S.A., Inc.	18,808	776,582
Heritage Commerce Corp.	21,455	255,529
Heritage Financial Corp., Washington	21,910	615,671
Hilltop Holdings, Inc.	45,990	925,779
Home Bancshares, Inc.	93,824	1,643,796
HomeTrust Bancshares, Inc.	9,758	238,876
Hope Bancorp, Inc.	70,703	909,948
Horizon Bancorp, Inc. Indiana	29,337	455,017
Howard Bancorp, Inc. (a)	2,559	35,570
Huntington Bancshares, Inc.	600,499	7,596,312
IBERIABANK Corp.	33,552	2,398,968
Independent Bank Corp.	14,958	316,362
Independent Bank Corp., Massachusetts	20,487	1,420,773
Independent Bank Group, Inc.	21,933	1,132,620
International Bancshares Corp.	34,016	1,240,223
Investar Holding Corp.	2,235	53,394
Investors Bancorp, Inc.	137,723	1,433,696
JPMorgan Chase & Co.	1,885,848	199,824,454
KeyCorp	569,921	9,101,638
Lakeland Bancorp, Inc.	28,705	442,344
Lakeland Financial Corp.	15,863	697,179
LCNB Corp.	1,234	20,941
LegacyTexas Financial Group, Inc.	26,922	982,653
Live Oak Bancshares, Inc.	16,882	262,177
Luther Burbank Corp.	8,220	81,789
M&T Bank Corp.	78,687	12,558,445
Macatawa Bank Corp.	8,602	87,310
Mackinac Financial Corp.	464	7,308
Malvern Bancorp, Inc. (a)	1,623	32,298
Mercantile Bank Corp.	8,868	273,578
Merchants Bancorp/IN	8,113	147,657
Metropolitan Bank Holding Corp. (a)	2,808	111,562
Middlefield Banc Corp.	108	4,240
Midland States Bancorp, Inc.	11,755	287,998
Midsouth Bancorp, Inc.	6,208	69,902
MidWestOne Financial Group, Inc.	5,780	160,915
MutualFirst Financial, Inc.	5,380	160,754
National Bank Holdings Corp.	17,156	602,004
National Bankshares, Inc.	3,913	148,537
NBT Bancorp, Inc.	28,518	1,025,222
Nicolet Bankshares, Inc. (a)	4,641	271,452
Northeast Bank	3,439	71,050
Northrim Bancorp, Inc.	2,806	93,805
Norwood Financial Corp.	2,026	64,933
OFG Bancorp	28,109	527,887
Ohio Valley Banc Corp.	1,123	40,765
Old Line Bancshares, Inc.	8,231	202,730
Old National Bancorp, Indiana	88,932	1,417,576
Old Point Financial Corp.	501	10,681
Old Second Bancorp, Inc.	12,585	153,537
Opus Bank	14,002	281,020
Origin Bancorp, Inc.	3,056	101,948
Orrstown Financial Services, Inc.	5,324	113,082
Pacific Mercantile Bancorp (a)	4,332	33,660
Pacific Premier Bancorp, Inc.	26,019	736,338
PacWest Bancorp	70,842	2,574,398
Park National Corp.	8,612	813,748
Parke Bancorp, Inc.	576	11,693
PCSB Financial Corp.	16,452	323,117
Peapack-Gladstone Financial Corp.	9,265	250,526
Penns Woods Bancorp, Inc.	1,027	42,970
People's Utah Bancorp	9,371	262,388
Peoples Bancorp of North Carolina	1,131	30,933
Peoples Bancorp, Inc.	10,241	316,549
Peoples Financial Services Corp.	3,228	140,095
Peoples United Financial, Inc.	235,012	3,612,134
Pinnacle Financial Partners, Inc.	42,629	2,257,206
PNC Financial Services Group, Inc.	260,715	33,178,591
Popular, Inc.	58,211	3,039,196
Preferred Bank, Los Angeles	8,160	357,163
Premier Financial Bancorp, Inc.	1,858	29,003
Prosperity Bancshares, Inc.	40,580	2,629,990
QCR Holdings, Inc.	8,291	265,975
Regions Financial Corp.	577,124	7,981,625
Reliant Bancorp, Inc.	4,879	106,167
Renasant Corp.	30,795	1,040,871
Republic Bancorp, Inc., Kentucky Class A	5,353	245,382
Republic First Bancorp, Inc. (a)	30,955	149,822
S&T Bancorp, Inc.	21,953	827,628
Sandy Spring Bancorp, Inc.	21,851	702,510
SB One Bancorp	2,104	46,183
Seacoast Banking Corp., Florida (a)	30,535	708,107
ServisFirst Bancshares, Inc.	27,711	868,463
Shore Bancshares, Inc.	2,219	34,062
Sierra Bancorp	6,115	151,652
Signature Bank	32,713	3,747,274
Simmons First National Corp. Class A	54,633	1,246,179
SmartFinancial, Inc. (a)	4,961	101,750
South State Corp.	20,975	1,382,043
Southern First Bancshares, Inc. (a)	2,757	98,232
Southern National Bancorp of Virginia, Inc.	10,361	143,085
Southside Bancshares, Inc.	20,388	664,037
Spirit of Texas Bancshares, Inc. (a)	5,173	114,634
Sterling Bancorp	120,885	2,334,289
Stock Yards Bancorp, Inc.	12,840	427,957
Summit Financial Group, Inc.	4,831	119,567
SunTrust Banks, Inc.	253,169	15,192,672
SVB Financial Group (a)	29,975	6,036,965
Synovus Financial Corp.	92,186	2,946,265
TCF Financial Corp.	97,070	1,850,154
Texas Capital Bancshares, Inc. (a)	28,456	1,630,529
The Bank of Princeton	2,133	59,831
The First Bancorp, Inc.	4,734	119,676
Tompkins Financial Corp.	8,147	643,857
TowneBank	41,939	1,063,573
Trico Bancshares	17,327	646,297
TriState Capital Holdings, Inc. (a)	14,416	296,537
Triumph Bancorp, Inc. (a)	14,427	404,966
Trustmark Corp.	38,621	1,226,989
Two River Bancorp	933	13,510
U.S. Bancorp	869,158	43,631,732
UMB Financial Corp.	24,444	1,509,173
Umpqua Holdings Corp.	125,818	2,009,313
Union Bankshares Corp.	40,476	1,307,375
Union Bankshares, Inc.	486	15,999
United Bankshares, Inc., West Virginia	62,997	2,254,033
United Community Bank, Inc.	46,867	1,242,444
United Security Bancshares, California	1,595	16,269
Unity Bancorp, Inc.	1,576	31,756
Univest Corp. of Pennsylvania	18,678	446,031
Valley National Bancorp	193,924	1,904,334
Veritex Holdings, Inc.	27,103	689,229
Washington Trust Bancorp, Inc.	9,465	464,637
Webster Financial Corp.	56,539	2,503,547
Wells Fargo & Co.	2,358,478	104,645,669
WesBanco, Inc.	34,008	1,208,304
West Bancorp., Inc.	15,787	328,370
Westamerica Bancorp.	17,271	1,034,360
Western Alliance Bancorp. (a)	55,106	2,267,612
Wintrust Financial Corp.	32,407	2,195,250
Zions Bancorp NA	107,504	4,630,197
		889,861,378
Capital Markets - 2.6%
Affiliated Managers Group, Inc.	28,893	2,421,811
Ameriprise Financial, Inc.	77,340	10,690,708
Ares Management Corp.	40,873	1,050,027
Artisan Partners Asset Management, Inc.	30,747	727,167
Ashford, Inc. (a)	668	29,739
Associated Capital Group, Inc.	1,622	60,517
B. Riley Financial, Inc.	8,821	174,920
Bank of New York Mellon Corp.	505,079	21,561,823
BGC Partners, Inc. Class A	157,538	740,429
BlackRock, Inc. Class A	70,032	29,102,498
Blucora, Inc. (a)	27,949	865,581
Cboe Global Markets, Inc.	64,361	6,985,743
Charles Schwab Corp.	682,112	28,382,680
CME Group, Inc.	206,423	39,657,987
Cohen & Co., Inc.	183	942
Cohen & Steers, Inc.	13,677	700,536
Cowen Group, Inc. Class A (a)	16,599	251,475
Diamond Hill Investment Group, Inc.	2,086	299,341
Donnelley Financial Solutions, Inc. (a)	20,834	256,883
E*TRADE Financial Corp.	139,474	6,248,435
Eaton Vance Corp. (non-vtg.)	66,068	2,525,119
Evercore, Inc. Class A	24,202	1,869,120
FactSet Research Systems, Inc.	22,166	6,166,581
Federated Investors, Inc. Class B (non-vtg.)	55,865	1,705,558
Franklin Resources, Inc.	168,495	5,361,511
Gain Capital Holdings, Inc.	16,861	65,589
GAMCO Investors, Inc. Class A	2,137	36,436
Goldman Sachs Group, Inc.	197,211	35,989,035
Great Elm Capital Group, Inc. (a)	2,229	8,091
Greenhill & Co., Inc.	9,930	148,652
Hamilton Lane, Inc. Class A	11,834	581,759
Houlihan Lokey	20,799	940,323
Interactive Brokers Group, Inc.	42,966	2,182,673
IntercontinentalExchange, Inc.	327,051	26,886,863
INTL FCStone, Inc. (a)	9,507	330,463
Invesco Ltd.	227,576	4,446,835
Janus Henderson Group PLC	95,606	1,942,714
KKR & Co. LP	306,067	6,819,173
Ladenburg Thalmann Financial Services, Inc.	65,320	209,024
Lazard Ltd. Class A	75,824	2,362,676
Legg Mason, Inc.	47,475	1,691,060
LPL Financial	48,703	3,906,955
Manning & Napier, Inc. Class A	5,811	11,448
MarketAxess Holdings, Inc.	21,626	6,440,655
Moelis & Co. Class A	26,702	848,590
Moody's Corp.	95,452	17,456,262
Morgan Stanley	745,673	30,341,434
Morningstar, Inc.	11,061	1,548,982
MSCI, Inc.	48,823	10,741,548
Northern Trust Corp.	124,518	10,648,779
Oppenheimer Holdings, Inc. Class A (non-vtg.)	5,149	126,871
Piper Jaffray Companies	9,228	653,527
PJT Partners, Inc.	11,575	427,118
Pzena Investment Management, Inc.	9,899	87,507
Raymond James Financial, Inc.	73,641	6,081,274
S&P Global, Inc.	143,290	30,646,865
Safeguard Scientifics, Inc. (a)	12,725	152,827
SEI Investments Co.	75,962	3,817,091
Silvercrest Asset Management Group Class A	1,602	21,387
State Street Corp.	218,169	12,053,837
Stifel Financial Corp.	42,693	2,289,626
T. Rowe Price Group, Inc.	136,672	13,823,006
TD Ameritrade Holding Corp.	155,019	7,712,195
The NASDAQ OMX Group, Inc.	66,402	6,018,677
U.S. Global Investments, Inc. Class A	2,036	2,280
Virtu Financial, Inc. Class A	38,887	895,179
Virtus Investment Partners, Inc.	4,043	410,728
Waddell & Reed Financial, Inc. Class A	46,052	743,740
Westwood Holdings Group, Inc.	4,452	130,310
WisdomTree Investments, Inc.	74,547	448,027
		420,965,222
Consumer Finance - 0.7%
Ally Financial, Inc.	232,153	6,702,257
American Express Co.	397,941	45,647,812
Asta Funding, Inc. (a)	1,191	8,337
Atlanticus Holdings Corp. (a)	9,489	33,117
Capital One Financial Corp.	269,989	23,183,955
Consumer Portfolio Services, Inc. (a)	3,180	10,367
Credit Acceptance Corp. (a)	7,215	3,292,854
CURO Group Holdings Corp. (a)	8,497	79,617
Discover Financial Services	188,854	14,079,066
Elevate Credit, Inc. (a)	8,942	38,093
Encore Capital Group, Inc. (a)	16,208	556,583
Enova International, Inc. (a)	19,962	426,189
EZCORP, Inc. (non-vtg.) Class A (a)	33,081	290,451
First Cash Financial Services, Inc.	25,145	2,381,734
Green Dot Corp. Class A (a)	25,870	1,200,627
LendingClub Corp. (a)	259,834	779,502
Navient Corp.	126,663	1,651,686
Nelnet, Inc. Class A	14,216	842,298
Nicholas Financial, Inc. (a)	1,521	13,370
OneMain Holdings, Inc.	42,820	1,279,033
PRA Group, Inc. (a)	27,646	763,306
Regional Management Corp. (a)	4,238	104,551
Santander Consumer U.S.A. Holdings, Inc.	66,402	1,486,741
SLM Corp.	255,984	2,434,408
Synchrony Financial	376,419	12,658,971
World Acceptance Corp. (a)	4,266	564,349
		120,509,274
Diversified Financial Services - 1.5%
AXA Equitable Holdings, Inc.	145,503	2,990,087
Berkshire Hathaway, Inc. Class B (a)	1,119,288	220,969,837
Cannae Holdings, Inc. (a)	41,559	1,056,845
Columbia Financial, Inc. (a)	39,006	595,622
FB Financial Corp.	11,775	409,652
FGL Holdings Class A	101,338	805,637
Focus Financial Partners, Inc. Class A	13,259	371,915
International Money Express, Inc. (a)	9,460	128,372
Jefferies Financial Group, Inc.	149,226	2,636,823
Marlin Business Services Corp.	3,759	83,826
On Deck Capital, Inc. (a)	31,333	125,959
Pennymac Financial Services, Inc.	38,419	814,867
Rafael Holdings, Inc. (a)	5,966	96,948
RBB Bancorp	6,023	111,486
Sachem Capital Corp.	3,642	17,737
Victory Capital Holdings, Inc. (a)	7,811	128,335
Voya Financial, Inc.	84,928	4,325,383
		235,669,331
Insurance - 2.8%
AFLAC, Inc.	431,592	22,140,670
Alleghany Corp. (a)	8,215	5,449,010
Allstate Corp.	189,973	18,144,321
AMBAC Financial Group, Inc. (a)	28,264	429,613
American Equity Investment Life Holding Co.	52,926	1,498,335
American Financial Group, Inc.	40,362	3,963,548
American International Group, Inc.	499,713	25,520,343
American National Insurance Co.	5,959	675,572
Amerisafe, Inc.	12,162	724,490
Aon PLC	137,846	24,821,929
Arch Capital Group Ltd. (a)	233,985	8,056,104
Argo Group International Holdings, Ltd.	20,439	1,440,745
Arthur J. Gallagher & Co.	106,745	8,987,929
Assurant, Inc.	35,658	3,564,374
Assured Guaranty Ltd.	61,498	2,513,423
Athene Holding Ltd. (a)	70,719	2,874,727
Atlas Financial Holdings, Inc. (a)	2,494	1,803
Axis Capital Holdings Ltd.	48,837	2,909,708
Brighthouse Financial, Inc. (a)	66,783	2,370,129
Brown & Brown, Inc.	132,662	4,188,139
Chubb Ltd.	264,199	38,591,548
Cincinnati Financial Corp.	86,746	8,521,927
Citizens, Inc. Class A (a)	20,451	131,091
CNA Financial Corp.	18,383	826,500
CNO Financial Group, Inc.	89,462	1,405,448
Crawford & Co. Class B	8,407	69,946
Donegal Group, Inc. Class A	2,135	30,851
eHealth, Inc. (a)	10,420	735,235
EMC Insurance Group	5,730	206,738
Employers Holdings, Inc.	19,349	803,757
Enstar Group Ltd. (a)	8,836	1,452,638
Erie Indemnity Co. Class A	11,442	2,433,370
Everest Re Group Ltd.	23,248	5,757,600
FBL Financial Group, Inc. Class A	6,862	422,425
Fednat Holding Co.	5,180	70,034
First American Financial Corp.	64,415	3,327,035
FNF Group	157,632	6,076,714
Genworth Financial, Inc. Class A	294,798	857,862
Global Indemnity Ltd.	3,654	108,524
Goosehead Insurance	6,023	220,622
Greenlight Capital Re, Ltd. (a)	16,168	164,105
Hallmark Financial Services, Inc. (a)	2,756	32,493
Hanover Insurance Group, Inc.	23,816	2,909,363
Hartford Financial Services Group, Inc.	205,426	10,817,733
HCI Group, Inc.	4,630	188,210
Health Insurance Innovations, Inc. (a)	7,184	185,275
Heritage Insurance Holdings, Inc.	16,043	234,709
Horace Mann Educators Corp.	23,774	963,085
Independence Holding Co.	4,269	159,362
Investors Title Co.	645	99,594
James River Group Holdings Ltd.	18,606	829,828
Kemper Corp.	35,008	2,905,314
Kingstone Companies, Inc.	3,152	28,116
Kinsale Capital Group, Inc.	11,433	957,971
Lincoln National Corp.	115,057	6,840,139
Loews Corp.	157,234	8,075,538
Maiden Holdings Ltd.	33,350	18,012
Markel Corp. (a)	7,933	8,400,016
Marsh & McLennan Companies, Inc.	290,963	27,816,063
MBIA, Inc. (a)	55,465	491,975
Mercury General Corp.	15,906	916,981
MetLife, Inc.	550,910	25,457,551
National General Holdings Corp.	39,009	886,284
National Western Life Group, Inc.	1,407	375,162
NI Holdings, Inc. (a)	3,665	62,085
Old Republic International Corp.	166,740	3,676,617
Primerica, Inc.	24,358	2,797,760
Principal Financial Group, Inc.	147,721	7,617,972
ProAssurance Corp.	32,017	1,201,278
Progressive Corp.	335,157	26,571,247
Protective Insurance Corp. Class B	3,947	67,691
Prudential Financial, Inc.	234,694	21,681,032
Reinsurance Group of America, Inc.	36,030	5,334,602
RenaissanceRe Holdings Ltd.	24,393	4,255,115
RLI Corp.	22,755	1,954,199
Safety Insurance Group, Inc.	9,509	866,555
Selective Insurance Group, Inc.	34,706	2,486,685
State Auto Financial Corp.	11,157	381,458
Stewart Information Services Corp.	13,793	567,306
The Travelers Companies, Inc.	151,576	22,064,918
Third Point Reinsurance Ltd. (a)	42,892	435,783
Tiptree, Inc.	8,838	53,470
Torchmark Corp.	59,087	5,052,529
Trupanion, Inc. (a)	16,179	474,530
United Fire Group, Inc.	13,936	654,156
United Insurance Holdings Corp.	13,240	178,475
Universal Insurance Holdings, Inc.	19,350	561,924
Unum Group	122,732	3,864,831
W.R. Berkley Corp.	83,344	5,183,997
White Mountains Insurance Group Ltd.	1,819	1,781,892
Willis Group Holdings PLC	74,265	13,033,508
		444,939,271
Mortgage Real Estate Investment Trusts - 0.2%
AG Mortgage Investment Trust, Inc.	19,707	303,882
AGNC Investment Corp.	312,154	5,119,326
Annaly Capital Management, Inc.	797,233	7,023,623
Anworth Mortgage Asset Corp.	76,928	291,557
Apollo Commercial Real Estate Finance, Inc.	74,502	1,369,347
Arbor Realty Trust, Inc.	53,018	652,652
Ares Commercial Real Estate Corp.	16,462	241,662
Arlington Asset Investment Corp.	26,669	178,416
Armour Residential REIT, Inc.	31,167	542,306
Blackstone Mortgage Trust, Inc.	74,677	2,633,111
Capstead Mortgage Corp.	50,507	399,510
Cherry Hill Mortgage Investment Corp.	5,201	84,776
Chimera Investment Corp.	105,546	1,925,159
Dynex Capital, Inc.	38,735	213,043
Ellington Residential Mortgage REIT	4,143	44,040
Exantas Capital Corp.	16,824	183,382
Granite Point Mortgage Trust, Inc.	36,284	674,520
Great Ajax Corp.	5,368	68,174
Hunt Companies Finance Trust, Inc.	1,628	5,340
Invesco Mortgage Capital, Inc.	70,071	1,078,393
KKR Real Estate Finance Trust, Inc.	20,129	398,152
Ladder Capital Corp. Class A	50,252	799,007
MFA Financial, Inc.	264,123	1,859,426
New Residential Investment Corp.	231,219	3,526,090
New York Mortgage Trust, Inc.	110,715	668,719
Orchid Island Capital, Inc.	30,174	183,458
PennyMac Mortgage Investment Trust	42,402	881,962
Redwood Trust, Inc.	51,578	821,638
Starwood Property Trust, Inc.	161,674	3,564,912
TPG RE Finance Trust, Inc.	36,112	692,267
Two Harbors Investment Corp.	153,936	1,881,098
Western Asset Mortgage Capital Corp.	28,121	272,492
ZAIS Financial Corp.	19,762	287,932
		38,869,372
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	4,441	214,145
Thrifts & Mortgage Finance - 0.2%
Axos Financial, Inc. (a)	31,482	859,773
Capitol Federal Financial, Inc.	93,263	1,238,533
Dime Community Bancshares, Inc.	17,588	312,715
Entegra Financial Corp. (a)	3,624	107,452
ESSA Bancorp, Inc.	1,146	17,362
Essent Group Ltd. (a)	58,750	2,758,313
Farmer Mac Class C (non-vtg.)	6,081	416,123
First Defiance Financial Corp.	12,236	331,596
Flagstar Bancorp, Inc.	16,860	530,753
FS Bancorp, Inc.	1,311	61,814
Hingham Institution for Savings	909	164,129
Home Bancorp, Inc.	2,191	78,109
HomeStreet, Inc. (a)	17,635	501,716
HopFed Bancorp, Inc.	2,844	53,325
Impac Mortgage Holdings, Inc. (a)	6,111	17,844
Kearny Financial Corp.	59,699	800,564
LendingTree, Inc. (a)	4,338	1,629,960
Meridian Bancorp, Inc. Maryland	34,318	592,672
Meta Financial Group, Inc.	16,430	429,973
MGIC Investment Corp. (a)	210,879	2,857,410
MMA Capital Management, LLC (a)	288	8,960
New York Community Bancorp, Inc.	260,846	2,590,201
NMI Holdings, Inc. (a)	38,965	1,062,186
Northfield Bancorp, Inc.	26,646	399,956
Northwest Bancshares, Inc.	59,342	995,165
OceanFirst Financial Corp.	28,907	688,565
Ocwen Financial Corp. (a)	60,463	93,718
Oritani Financial Corp.	22,571	361,136
PDL Community Bancorp (a)	1,326	18,670
Provident Financial Holdings, Inc.	817	16,315
Provident Financial Services, Inc.	39,038	930,666
Radian Group, Inc.	126,382	2,837,276
Riverview Bancorp, Inc.	5,122	39,696
Security National Financial Corp. Class A	3,454	17,305
Southern Missouri Bancorp, Inc.	3,166	103,132
Sterling Bancorp, Inc.	12,027	106,920
Territorial Bancorp, Inc.	3,530	94,957
TFS Financial Corp.	44,154	758,124
Timberland Bancorp, Inc.	1,523	37,131
Trustco Bank Corp., New York	59,340	437,929
United Community Financial Corp.	24,569	225,052
United Financial Bancorp, Inc. New	31,873	415,624
Walker & Dunlop, Inc.	16,571	833,024
Washington Federal, Inc.	49,180	1,552,613
Waterstone Financial, Inc.	15,805	260,941
Westfield Financial, Inc.	11,385	104,287
WMI Holdings Corp. (a)	18,393	139,235
WSFS Financial Corp.	32,568	1,292,624
		30,181,544

TOTAL FINANCIALS		2,181,209,537

HEALTH CARE - 13.8%
Biotechnology - 2.7%
AbbVie, Inc.	849,798	65,188,005
Abeona Therapeutics, Inc. (a)	21,595	117,477
ACADIA Pharmaceuticals, Inc. (a)	66,200	1,588,138
Acceleron Pharma, Inc. (a)	24,816	989,910
Achillion Pharmaceuticals, Inc. (a)	84,153	233,945
Acorda Therapeutics, Inc. (a)	23,578	219,040
Actinium Pharmaceuticals, Inc. (a)	71,997	23,399
Adamas Pharmaceuticals, Inc. (a)	10,223	48,048
ADMA Biologics, Inc. (a)	18,685	77,543
Aduro Biotech, Inc. (a)	27,557	89,560
Advaxis, Inc. (a)	863	2,278
Adverum Biotechnologies, Inc. (a)	35,606	357,840
Adynxx, Inc.	19	118
Aeglea BioTherapeutics, Inc. (a)	11,685	72,914
Aerpio Pharmaceuticals, Inc. (a)	6,651	6,984
Aevi Genomic Medicine, Inc. (a)	11,108	2,066
Agenus, Inc. (a)	61,294	156,300
AgeX Therapeutics, Inc. (a)	9,235	25,950
Agios Pharmaceuticals, Inc. (a)	30,290	1,398,489
Aimmune Therapeutics, Inc. (a)	21,287	416,587
Akebia Therapeutics, Inc. (a)	61,110	271,940
Albireo Pharma, Inc. (a)	4,886	160,749
Alder Biopharmaceuticals, Inc. (a)	43,447	470,097
Aldeyra Therapeutics, Inc. (a)	15,675	109,255
Alector, Inc.	5,629	95,186
Alexion Pharmaceuticals, Inc. (a)	129,185	14,685,751
Alkermes PLC (a)	90,038	1,939,419
Allakos, Inc. (a)	4,398	172,402
Allena Pharmaceuticals, Inc. (a)	2,349	9,373
Allogene Therapeutics, Inc.	11,476	301,015
Alnylam Pharmaceuticals, Inc. (a)	53,567	3,616,844
Alpine Immune Sciences, Inc. (a)	3,221	15,912
Altimmune, Inc. (a)	3,663	8,901
AMAG Pharmaceuticals, Inc. (a)	21,980	209,469
Amgen, Inc.	358,457	59,754,782
Amicus Therapeutics, Inc. (a)	134,071	1,510,980
AnaptysBio, Inc. (a)	13,199	961,019
Anavex Life Sciences Corp. (a)	23,501	67,918
Anika Therapeutics, Inc. (a)	8,189	311,182
Anixa Biosciences, Inc. (a)	6,725	28,043
Apellis Pharmaceuticals, Inc. (a)	23,038	462,833
Applied Genetic Technologies Corp. (a)	3,758	13,717
Aptevo Therapeutics, Inc. (a)	6,846	4,963
Aptinyx, Inc.	4,840	15,004
AquaBounty Technologies, Inc. (a)	366	791
Aquinox Pharmaceuticals, Inc. (a)	11,070	28,893
Aravive, Inc. (a)	1,675	9,732
Arcus Biosciences, Inc. (a)	4,271	36,218
Ardelyx, Inc. (a)	29,409	80,287
Arena Pharmaceuticals, Inc. (a)	28,653	1,518,896
ArQule, Inc. (a)	59,910	430,753
Array BioPharma, Inc. (a)	124,186	3,280,994
Arrowhead Pharmaceuticals, Inc. (a)	55,637	1,319,153
Assembly Biosciences, Inc. (a)	11,772	165,279
Atara Biotherapeutics, Inc. (a)	25,965	576,683
Athersys, Inc. (a)	69,668	115,649
aTyr Pharma, Inc.	1,740	752
Audentes Therapeutics, Inc. (a)	20,021	703,138
AVEO Pharmaceuticals, Inc. (a)	64,274	55,031
Avid Bioservices, Inc. (a)	26,273	102,202
AVROBIO, Inc.	3,755	53,171
Bellicum Pharmaceuticals, Inc. (a)	20,231	41,676
Bio Path Holdings, Inc. (a)	222	2,826
Biocept, Inc. (a)	586	715
BioCryst Pharmaceuticals, Inc. (a)	67,517	236,310
Biogen, Inc. (a)	112,958	24,770,560
Biohaven Pharmaceutical Holding Co. Ltd. (a)	20,243	1,142,920
BioMarin Pharmaceutical, Inc. (a)	103,297	8,495,145
Biospecifics Technologies Corp. (a)	3,497	206,848
BioTime, Inc.	96,976	96,006
bluebird bio, Inc. (a)	31,369	3,761,770
Blueprint Medicines Corp. (a)	27,928	2,122,528
BrainStorm Cell Therpeutic, Inc. (a)	4,104	15,021
Calithera Biosciences, Inc. (a)	18,200	95,732
Calyxt, Inc. (a)	5,587	70,955
Cancer Genetics, Inc. (a)	2,592	408
Capricor Therapeutics, Inc. (a)	8,403	2,606
Cara Therapeutics, Inc. (a)	18,624	382,909
CareDx, Inc. (a)	21,382	676,099
CASI Pharmaceuticals, Inc. (a)	29,073	92,161
Catabasis Pharmaceuticals, Inc. (a)	6,751	46,312
Catalyst Biosciences, Inc. (a)	6,184	48,606
Catalyst Pharmaceutical Partners, Inc. (a)	55,122	192,927
Cel-Sci Corp. (a)	12,660	50,893
Celcuity, Inc. (a)	307	6,475
Celgene Corp. (a)	404,545	37,942,276
Celldex Therapeutics, Inc. (a)	7,652	23,262
Cellular Biomedicine Group, Inc. (a)	6,096	97,292
Celsion Corp. (a)	2,844	5,688
ChemoCentryx, Inc. (a)	20,643	232,853
Chimerix, Inc. (a)	25,709	87,411
Cidara Therapeutics, Inc. (a)	3,169	5,102
Cleveland Biolabs, Inc. (a)	473	695
Clovis Oncology, Inc. (a)	30,091	444,745
Co.-Diagnostics, Inc. (a)	2,114	1,693
CohBar, Inc. (a)	23,163	39,840
Coherus BioSciences, Inc. (a)	33,821	639,217
Conatus Pharmaceuticals, Inc. (a)	9,741	7,524
Concert Pharmaceuticals, Inc. (a)	8,902	90,711
Constellation Pharmaceuticals, Inc.	3,343	28,817
ContraFect Corp. (a)	32,193	13,457
Corbus Pharmaceuticals Holdings, Inc. (a)	28,496	199,757
Corvus Pharmaceuticals, Inc. (a)	5,336	20,117
Crinetics Pharmaceuticals, Inc. (a)	4,410	115,895
CTI BioPharma Corp. (a)	25,300	20,749
Cue Biopharma, Inc. (a)	8,001	66,088
Curis, Inc. (a)	21,488	30,083
Cyclacel Pharmaceuticals, Inc. (a)	256	164
Cytokinetics, Inc. (a)	35,301	366,071
CytomX Therapeutics, Inc. (a)	27,844	268,973
Cytori Therapeutics, Inc. (a)	287	72
CytRx Corp. (a)	10,835	4,096
Deciphera Pharmaceuticals, Inc. (a)	8,961	204,490
Denali Therapeutics, Inc. (a)	39,096	745,561
Dicerna Pharmaceuticals, Inc. (a)	29,191	361,385
Dynavax Technologies Corp. (a)	31,051	149,666
Eagle Pharmaceuticals, Inc. (a)	6,800	345,508
Edge Therapeutics, Inc. (a)	671	4,778
Editas Medicine, Inc. (a)	25,857	531,361
Eidos Therapeutics, Inc.	4,926	153,740
Eiger Biopharmaceuticals, Inc. (a)	14,348	157,541
Emergent BioSolutions, Inc. (a)	26,592	1,061,553
Enanta Pharmaceuticals, Inc. (a)	9,315	842,728
Enochian Biosciences, Inc. (a)	1,416	9,388
Epizyme, Inc. (a)	43,106	592,276
Esperion Therapeutics, Inc. (a)	15,037	715,761
Evelo Biosciences, Inc.	1,633	12,215
Exact Sciences Corp. (a)	71,911	7,452,137
Exelixis, Inc. (a)	170,900	3,347,931
Fate Therapeutics, Inc. (a)	34,869	672,274
Fibrocell Science, Inc. (a)	691	1,299
FibroGen, Inc. (a)	41,458	1,502,438
Five Prime Therapeutics, Inc. (a)	20,523	172,393
Flexion Therapeutics, Inc. (a)	18,709	206,360
Fortress Biotech, Inc. (a)	21,285	36,823
Forty Seven, Inc.	5,013	56,697
Galectin Therapeutics, Inc. (a)	23,700	95,511
Genocea Biosciences, Inc. (a)	1,981	11,113
Genomic Health, Inc. (a)	11,997	626,843
Geron Corp. (a)	110,334	159,984
Gilead Sciences, Inc.	732,997	45,629,063
Global Blood Therapeutics, Inc. (a)	31,994	1,944,595
GlycoMimetics, Inc. (a)	19,602	232,088
Gossamer Bio, Inc.	10,592	193,940
Gritstone Oncology, Inc.	10,874	101,237
GTx, Inc. (a)	5,461	6,444
Halozyme Therapeutics, Inc. (a)	74,154	1,093,772
Heat Biologics, Inc. (a)	7,257	5,951
Hemispherx Biopharma, Inc. (a)	2,905	302
Heron Therapeutics, Inc. (a)	40,057	682,171
Homology Medicines, Inc. (a)	14,141	286,214
iBio, Inc. (a)	1,076	847
Idera Pharmaceuticals, Inc. (a)	10,466	26,584
Immunic, Inc. (a)	367	3,450
ImmunoGen, Inc. (a)	86,790	156,222
Immunomedics, Inc. (a)	98,874	1,292,283
Incyte Corp. (a)	101,683	7,995,334
Infinity Pharmaceuticals, Inc. (a)	22,075	36,424
Inovio Pharmaceuticals, Inc. (a)	53,667	128,264
Insmed, Inc. (a)	45,439	1,100,078
Insys Therapeutics, Inc. (a)	12,037	9,118
Intellia Therapeutics, Inc. (a)	19,089	264,955
Intercept Pharmaceuticals, Inc. (a)	14,258	1,180,848
Intrexon Corp. (a)	41,265	199,723
Invitae Corp. (a)	50,452	880,387
Ionis Pharmaceuticals, Inc. (a)	78,311	5,137,202
Iovance Biotherapeutics, Inc. (a)	73,866	1,207,709
Ironwood Pharmaceuticals, Inc. Class A (a)	92,061	1,006,227
IsoRay, Inc. (a)	15,207	6,919
Iveric Bio, Inc. (a)	13,426	18,528
Jounce Therapeutics, Inc. (a)	9,598	42,711
Kadmon Holdings, Inc. (a)	80,454	178,608
Kalvista Pharmaceuticals, Inc. (a)	5,924	125,885
Karyopharm Therapeutics, Inc. (a)	33,332	187,992
Kezar Life Sciences, Inc.	2,850	26,990
Kindred Biosciences, Inc. (a)	17,960	142,602
Kiniksa Pharmaceuticals Ltd.	6,068	92,537
Kodiak Sciences, Inc.	7,156	70,701
Krystal Biotech, Inc. (a)	4,659	146,386
Kura Oncology, Inc. (a)	17,904	286,285
La Jolla Pharmaceutical Co. (a)	11,350	61,177
Leap Therapeutics, Inc. (a)	16,077	23,312
Lexicon Pharmaceuticals, Inc. (a)	34,031	183,087
Ligand Pharmaceuticals, Inc. Class B (a)	11,893	1,277,070
Liquidia Technologies, Inc.	5,517	54,784
LogicBio Therapeutics, Inc.	3,468	52,610
Macrogenics, Inc. (a)	24,991	458,335
Madrigal Pharmaceuticals, Inc. (a)	4,769	440,656
Magenta Therapeutics, Inc.	9,804	143,727
MannKind Corp. (a)	110,975	128,731
Marker Therapeutics, Inc. (a)	16,911	94,871
Matinas BioPharma Holdings, Inc. (a)	58,281	55,950
MediciNova, Inc. (a)	24,454	242,584
MEI Pharma, Inc. (a)	16,578	47,413
Menlo Therapeutics, Inc. (a)	3,845	25,877
Merrimack Pharmaceuticals, Inc. (a)	5,941	34,814
Minerva Neurosciences, Inc. (a)	17,338	90,331
Miragen Therapeutics, Inc. (a)	10,527	24,949
Mirati Therapeutics, Inc. (a)	19,681	1,334,175
Molecular Templates, Inc. (a)	8,796	70,896
Moleculin Biotech, Inc. (a)	9,992	11,990
Momenta Pharmaceuticals, Inc. (a)	59,310	689,775
Myriad Genetics, Inc. (a)	42,162	1,044,353
NanoViricides, Inc. (a)	8,696	2,391
NantKwest, Inc. (a)	20,260	20,868
Natera, Inc. (a)	31,977	732,273
Neon Therapeutics, Inc.	2,638	12,873
Neuralstem, Inc. (a)	2,185	975
Neurocrine Biosciences, Inc. (a)	51,839	4,394,910
Neurotrope, Inc. (a)	2,063	14,709
NewLink Genetics Corp. (a)	11,062	19,469
Novavax, Inc. (a)	11,687	66,382
Ohr Pharmaceutical, Inc. (a)	431	1,336
OncoCyte Corp. (a)	16,080	63,194
OncoGenex Pharmaceuticals, Inc. (a)	26	109
OncoSec Medical, Inc. (a)	3,593	9,306
Opko Health, Inc. (a)	224,057	401,062
Oragenics, Inc. (a)	266	124
Organogenesis Holdings, Inc. Class A (a)	9,940	67,095
Organovo Holdings, Inc. (a)	89,931	49,732
OvaScience, Inc. (a)	1,068	17,067
Ovid Therapeutics, Inc. (a)	4,995	7,992
Palatin Technologies, Inc. (a)	103,296	138,417
PDL BioPharma, Inc. (a)	82,508	232,673
Pfenex, Inc. (a)	18,755	122,095
PhaseBio Pharmaceuticals, Inc. (a)	8,488	90,652
Polarityte, Inc. (a)	10,144	63,603
Portola Pharmaceuticals, Inc. (a)	39,308	1,096,300
Principia Biopharma, Inc.	5,601	163,885
Progenics Pharmaceuticals, Inc. (a)	56,619	237,234
Protagonist Therapeutics, Inc. (a)	10,599	106,626
Proteon Therapeutics, Inc. (a)	1,470	617
Proteostasis Therapeutics, Inc. (a)	22,109	21,713
Prothena Corp. PLC (a)	25,056	233,522
PTC Therapeutics, Inc. (a)	31,498	1,263,070
Puma Biotechnology, Inc. (a)	17,346	256,547
Ra Pharmaceuticals, Inc. (a)	16,255	351,596
Radius Health, Inc. (a)	25,853	537,484
Recro Pharma, Inc. (a)	10,081	96,374
Regeneron Pharmaceuticals, Inc. (a)	45,149	13,622,356
REGENXBIO, Inc. (a)	17,815	766,401
Regulus Therapeutics, Inc. (a)	1,907	2,250
Repligen Corp. (a)	23,733	1,648,732
Replimune Group, Inc. (a)	5,210	70,439
Retrophin, Inc. (a)	24,416	452,428
Rexahn Pharmaceuticals, Inc. (a)	939	4,629
Rigel Pharmaceuticals, Inc. (a)	99,996	212,991
Riot Blockchain, Inc. (a)	6,551	21,225
Rocket Pharmaceuticals, Inc. (a)	18,967	309,731
Rubius Therapeutics, Inc.	8,061	116,562
Sage Therapeutics, Inc. (a)	28,594	4,914,451
Sangamo Therapeutics, Inc. (a)	67,867	593,836
Sarepta Therapeutics, Inc. (a)	39,958	4,549,218
Savara, Inc. (a)	14,778	160,194
Scholar Rock Holding Corp.	2,907	53,314
Seattle Genetics, Inc. (a)	61,392	3,994,777
Selecta Biosciences, Inc. (a)	18,399	36,614
Sellas Life Sciences Group, Inc. (a)	113	57
Seres Therapeutics, Inc. (a)	16,242	55,385
Sesen Bio, Inc. (a)	40,274	89,408
Sienna Biopharmaceuticals, Inc. (a)	9,517	11,135
Solid Biosciences, Inc. (a)	7,627	42,177
Sophiris Bio, Inc. (a)	15,304	11,784
Sorrento Therapeutics, Inc. (a)	58,288	163,789
Spark Therapeutics, Inc. (a)	18,616	2,029,144
Spectrum Pharmaceuticals, Inc. (a)	63,149	464,777
Spring Bank Pharmaceuticals, Inc. (a)	5,964	33,458
Stemline Therapeutics, Inc. (a)	22,386	293,928
Sunesis Pharmaceuticals, Inc. (a)	34,375	26,128
Surface Oncology, Inc. (a)	2,697	9,844
Syndax Pharmaceuticals, Inc. (a)	12,267	89,549
Synlogic, Inc. (a)	8,844	65,888
Synthetic Biologics, Inc. (a)	646	339
Synthorx, Inc.	9,243	132,637
Syros Pharmaceuticals, Inc. (a)	21,174	124,927
T2 Biosystems, Inc. (a)	21,209	41,358
Tenax Therapeutics, Inc. (a)	18	24
TG Therapeutics, Inc. (a)	40,830	256,004
Tocagen, Inc. (a)	12,235	62,276
TONIX Pharmaceuticals Holding (a)	46	77
TRACON Pharmaceuticals, Inc. (a)	1,096	709
Translate Bio, Inc.	6,810	71,369
Trevena, Inc. (a)	48,088	55,782
Trovagene, Inc. (a)	126	363
Twist Bioscience Corp.	13,150	339,402
Tyme, Inc. (a)	22,176	25,946
Ultragenyx Pharmaceutical, Inc. (a)	30,369	1,668,169
United Therapeutics Corp. (a)	24,080	2,021,998
UNITY Biotechnology, Inc.	4,256	34,729
Unum Therapeutics, Inc. (a)	4,344	13,553
Vanda Pharmaceuticals, Inc. (a)	30,739	451,249
Vaxart, Inc. (a)	1,117	729
VBI Vaccines, Inc. (a)	47,982	92,125
Veracyte, Inc. (a)	20,313	460,293
Verastem, Inc. (a)	37,501	49,501
Vericel Corp. (a)	25,197	394,333
Vertex Pharmaceuticals, Inc. (a)	147,182	24,458,705
Vical, Inc. (a)	1,750	2,013
Viking Therapeutics, Inc. (a)	29,863	229,646
VistaGen Therapeutics, Inc. (a)	5,963	5,014
Voyager Therapeutics, Inc. (a)	15,483	337,684
X4 Pharmaceuticals, Inc. (a)	5,860	90,068
Xbiotech, Inc. (a)	12,203	87,862
Xencor, Inc. (a)	28,015	863,983
XOMA Corp. (a)	3,430	64,210
Y-mAbs Therapeutics, Inc.	3,422	69,706
Yield10 Bioscience, Inc. (a)	185	148
Zafgen, Inc. (a)	17,846	32,658
ZIOPHARM Oncology, Inc. (a)	85,410	365,555
		425,664,838
Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	1,012,516	77,082,843
Abiomed, Inc. (a)	25,907	6,785,561
Accuray, Inc. (a)	53,852	199,791
Akers Biosciences, Inc. (a)	4,975	2,945
Align Technology, Inc. (a)	41,805	11,887,252
Alphatec Holdings, Inc. (a)	10,426	41,078
Angiodynamics, Inc. (a)	22,772	427,886
Antares Pharma, Inc. (a)	83,458	232,848
Apollo Endosurgery, Inc. (a)	27	90
Atossa Genetics, Inc. (a)	9,260	23,706
Atricure, Inc. (a)	20,483	600,152
Atrion Corp.	898	793,123
Avanos Medical, Inc. (a)	27,494	1,035,974
Avinger, Inc. (a)	208	107
AxoGen, Inc. (a)	20,343	425,779
Axonics Modulation Technologies, Inc. (a)	6,391	210,008
Baxter International, Inc.	273,556	20,089,953
Becton, Dickinson & Co.	155,217	36,233,856
Bellerophon Therapeutics, Inc. (a)	9,861	6,114
BioLase Technology, Inc. (a)	1,662	2,742
BioLife Solutions, Inc. (a)	6,368	112,905
BioSig Technologies, Inc. (a)	4,584	34,884
Boston Scientific Corp. (a)	795,673	30,561,800
Bovie Medical Corp. (a)	15,493	93,423
Cantel Medical Corp.	21,322	1,465,674
Cardiovascular Systems, Inc. (a)	20,548	800,345
Cerus Corp. (a)	79,922	374,834
Cesca Therapeutics, Inc. (a)	211	52
Chembio Diagnostics, Inc. (a)	3,381	22,484
ConforMis, Inc. (a)	37,411	133,931
CONMED Corp.	15,139	1,218,387
Corindus Vascular Robotics, Inc. (a)	63,365	168,551
Cryolife, Inc. (a)	21,283	611,886
CryoPort, Inc. (a)	20,037	335,019
Cutera, Inc. (a)	10,064	169,578
CytoSorbents Corp. (a)	13,357	84,283
Danaher Corp.	362,370	47,836,464
Dare Bioscience, Inc. (a)	4,599	4,185
Dentsply Sirona, Inc.	133,268	7,179,147
DexCom, Inc. (a)	51,835	6,287,586
Edwards Lifesciences Corp. (a)	119,340	20,371,338
Ekso Bionics Holdings, Inc. (a)	30,208	40,177
electroCore, Inc.	3,770	6,447
Endologix, Inc. (a)	10,691	75,265
ENDRA Life Sciences, Inc. (a)	891	1,042
Fonar Corp. (a)	2,227	42,758
Genmark Diagnostics, Inc. (a)	32,387	216,669
Glaukos Corp. (a)	19,801	1,276,768
Globus Medical, Inc. (a)	43,517	1,710,218
Haemonetics Corp. (a)	29,320	2,843,747
Helius Medical Technologies, Inc. (U.S.) (a)	7,090	18,505
Heska Corp. (a)	4,337	304,024
Hill-Rom Holdings, Inc.	38,364	3,688,699
Hologic, Inc. (a)	154,911	6,817,633
ICU Medical, Inc. (a)	9,168	1,950,950
IDEXX Laboratories, Inc. (a)	49,142	12,274,197
Inogen, Inc. (a)	10,428	672,293
Inspire Medical Systems, Inc.	7,072	399,356
Insulet Corp. (a)	33,732	3,703,436
Integer Holdings Corp. (a)	16,985	1,190,649
Integra LifeSciences Holdings Corp. (a)	43,058	2,006,503
IntriCon Corp. (a)	4,008	104,569
Intuitive Surgical, Inc. (a)	65,694	30,537,856
Invacare Corp.	20,254	120,106
InVivo Therapeutics Holdings Corp. (a)	493	557
IRadimed Corp. (a)	2,726	56,892
iRhythm Technologies, Inc. (a)	12,708	869,990
Iridex Corp. (a)	1,298	6,451
Kewaunee Scientific Corp.	367	7,891
Lantheus Holdings, Inc. (a)	23,293	558,799
LeMaitre Vascular, Inc.	10,349	267,108
LivaNova PLC (a)	28,166	2,025,135
Masimo Corp. (a)	28,283	3,697,719
Medtronic PLC	772,865	71,551,842
Meridian Bioscience, Inc.	25,718	290,613
Merit Medical Systems, Inc. (a)	31,258	1,613,851
Mesa Laboratories, Inc.	2,189	546,550
Microbot Medical, Inc. (a)	1,912	10,535
Misonix, Inc. (a)	4,937	110,490
Myomo, Inc. (a)	2,947	2,739
Natus Medical, Inc. (a)	20,416	508,358
Neogen Corp. (a)	29,543	1,664,748
Nevro Corp. (a)	17,438	1,030,760
NuVasive, Inc. (a)	29,577	1,714,283
Nuvectra Corp. (a)	10,868	41,190
OraSure Technologies, Inc. (a)	40,588	336,880
Orthofix International NV (a)	11,025	543,863
OrthoPediatrics Corp. (a)	4,439	172,455
Penumbra, Inc. (a)	17,897	2,553,902
Precision Therapeutics, Inc. (a)	5,144	2,691
Pro-Dex, Inc. (a)	1,899	21,535
Pulse Biosciences, Inc. (a)	5,961	71,115
Quanterix Corp. (a)	6,292	161,138
Quidel Corp. (a)	20,885	1,154,941
ResMed, Inc.	81,799	9,334,902
Retractable Technologies, Inc. (a)	1,399	912
Rockwell Medical Technologies, Inc. (a)	31,037	142,770
RTI Biologics, Inc. (a)	36,622	154,911
Seaspine Holdings Corp. (a)	6,942	94,619
Second Sight Medical Products, Inc. (a)	12,498	9,309
Senseonics Holdings, Inc. (a)	62,720	124,186
SI-BONE, Inc.	5,092	85,495
Sientra, Inc. (a)	13,495	78,541
Sintx Technologies, Inc. (a)	1,533	268
Staar Surgical Co. (a)	16,055	371,994
STERIS PLC	48,171	6,439,499
STRATA Skin Sciences, Inc. (a)	214	458
Stryker Corp.	178,396	32,689,283
SurModics, Inc. (a)	7,871	319,248
Tactile Systems Technology, Inc. (a)	10,002	480,396
Tandem Diabetes Care, Inc. (a)	32,787	2,247,877
Teleflex, Inc.	26,691	7,695,015
The Cooper Companies, Inc.	28,297	8,426,564
TransEnterix, Inc. (a)	110,807	148,481
Utah Medical Products, Inc.	3,456	275,616
Vapotherm, Inc.	2,088	35,120
Varex Imaging Corp. (a)	22,979	613,080
Varian Medical Systems, Inc. (a)	52,070	6,574,358
Vermillion, Inc. (a)	3,319	3,651
ViewRay, Inc. (a)	36,987	310,691
Viveve Medical, Inc. (a)	12,123	6,729
West Pharmaceutical Services, Inc.	43,231	4,954,273
Wright Medical Group NV (a)	66,885	2,054,707
Zimmer Biomet Holdings, Inc.	118,279	13,475,526
Zosano Pharma Corp. (a)	5,952	17,499
		532,711,430
Health Care Providers & Services - 2.6%
AAC Holdings, Inc. (a)	4,443	3,999
Acadia Healthcare Co., Inc. (a)	49,842	1,605,909
Addus HomeCare Corp. (a)	6,086	416,161
Amedisys, Inc. (a)	16,744	1,880,519
American Renal Associates Holdings, Inc. (a)	10,006	64,939
AmerisourceBergen Corp.	88,668	6,903,690
AMN Healthcare Services, Inc. (a)	27,242	1,319,602
Anthem, Inc.	148,259	41,213,037
Apollo Medical Holdings, Inc. (a)	14,992	267,457
BioScrip, Inc. (a)	72,682	150,452
BioTelemetry, Inc. (a)	19,367	926,905
Brookdale Senior Living, Inc. (a)	115,726	715,187
Caladrius Biosciences, Inc. (a)	2,540	7,391
Capital Senior Living Corp. (a)	14,327	60,030
Cardinal Health, Inc.	171,555	7,217,319
Catasys, Inc. (a)	4,509	80,080
Centene Corp. (a)	236,914	13,681,784
Chemed Corp.	9,124	2,992,125
Cigna Corp.	218,185	32,295,744
Community Health Systems, Inc. (a)	69,243	184,186
Corvel Corp. (a)	6,115	452,388
Covetrus, Inc. (a)	55,083	1,358,347
Cross Country Healthcare, Inc. (a)	19,922	141,645
CVS Health Corp.	747,576	39,150,555
DaVita HealthCare Partners, Inc. (a)	71,261	3,094,153
Diplomat Pharmacy, Inc. (a)	33,567	155,080
Elanco Animal Health, Inc.	210,781	6,593,230
Encompass Health Corp.	56,409	3,323,618
Enzo Biochem, Inc. (a)	27,516	88,602
Five Star Sr Living, Inc. (a)	18,690	10,663
G1 Therapeutics, Inc. (a)	15,342	321,568
Genesis HealthCare, Inc. Class A (a)	19,418	21,942
Guardant Health, Inc.	7,540	579,675
Hanger, Inc. (a)	22,986	428,919
HCA Holdings, Inc.	153,179	18,528,532
HealthEquity, Inc. (a)	30,875	2,017,990
Henry Schein, Inc. (a)	88,062	5,676,477
Humana, Inc.	77,748	19,037,375
Interpace Diagnostics Group, Inc. (a)	20,877	15,251
Laboratory Corp. of America Holdings (a)	56,660	9,213,483
LHC Group, Inc. (a)	16,860	1,909,901
Magellan Health Services, Inc. (a)	14,445	953,803
McKesson Corp.	109,637	13,391,063
MEDNAX, Inc. (a)	52,752	1,300,864
Molina Healthcare, Inc. (a)	35,464	5,045,109
National Healthcare Corp.	6,768	525,671
National Research Corp. Class A	7,385	376,561
National Vision Holdings, Inc. (a)	37,205	1,013,092
Neuronetics, Inc.	3,569	41,115
OptiNose, Inc. (a)	10,132	76,902
Owens & Minor, Inc.	42,999	115,667
Patterson Companies, Inc.	49,165	1,033,448
PetIQ, Inc. Class A (a)	9,869	258,864
Precipio, Inc. (a)	4,148	22,607
Premier, Inc. (a)	30,816	1,132,488
Providence Service Corp.	7,027	454,506
Psychemedics Corp.	726	7,485
Quest Diagnostics, Inc.	77,015	7,386,509
Quorum Health Corp. (a)	16,437	28,929
R1 RCM, Inc. (a)	59,088	693,693
RadNet, Inc. (a)	26,958	325,653
Select Medical Holdings Corp. (a)	66,631	936,166
Sharps Compliance Corp. (a)	3,382	10,924
Surgery Partners, Inc. (a)	11,609	99,489
Tenet Healthcare Corp. (a)	48,617	970,395
The Ensign Group, Inc.	29,200	1,555,192
The Joint Corp. (a)	6,195	99,120
Tivity Health, Inc. (a)	25,618	468,809
Triple-S Management Corp. (a)	12,930	316,785
U.S. Physical Therapy, Inc.	7,562	844,751
UnitedHealth Group, Inc.	552,810	133,669,458
Universal Health Services, Inc. Class B	47,354	5,661,171
Wellcare Health Plans, Inc. (a)	28,719	7,931,901
		410,854,100
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	94,141	915,992
Castlight Health, Inc. Class B (a)	40,384	132,056
Cerner Corp.	187,132	13,093,626
Computer Programs & Systems, Inc.	7,387	190,658
Evolent Health, Inc. (a)	43,000	457,520
HealthStream, Inc. (a)	14,260	356,500
HMS Holdings Corp. (a)	48,994	1,490,887
HTG Molecular Diagnostics (a)	17,038	35,098
iCAD, Inc. (a)	10,734	66,980
Inovalon Holdings, Inc. Class A (a)	43,752	603,340
Medidata Solutions, Inc. (a)	35,375	3,224,431
NantHealth, Inc. (a)	15,122	8,154
Nextgen Healthcare, Inc. (a)	28,301	544,794
Omnicell, Inc. (a)	23,323	1,853,012
OptimizeRx Corp. (a)	6,954	107,022
Simulations Plus, Inc.	6,572	164,760
Tabula Rasa HealthCare, Inc. (a)	10,092	455,856
Teladoc Health, Inc. (a)	39,522	2,297,019
Valeritas Holdings, Inc. (a)	1,848	6,930
Veeva Systems, Inc. Class A (a)	72,464	11,180,471
Vocera Communications, Inc. (a)	17,529	567,238
		37,752,344
Life Sciences Tools & Services - 1.0%
Accelerate Diagnostics, Inc. (a)	15,711	297,095
Agilent Technologies, Inc.	182,154	12,213,426
Avantor, Inc.	120,489	2,108,558
Bio-Rad Laboratories, Inc. Class A (a)	11,525	3,306,868
Bio-Techne Corp.	22,037	4,364,428
Bruker Corp.	57,602	2,406,036
Cambrex Corp. (a)	19,700	784,060
Champions Oncology, Inc. (a)	2,575	24,102
Charles River Laboratories International, Inc. (a)	27,270	3,421,022
ChromaDex, Inc. (a)	15,086	60,042
Codexis, Inc. (a)	28,873	522,601
Fluidigm Corp. (a)	30,774	402,832
Harvard Bioscience, Inc. (a)	14,173	32,173
Illumina, Inc. (a)	84,731	26,004,791
IQVIA Holdings, Inc. (a)	91,407	12,417,641
Luminex Corp.	24,044	507,328
Medpace Holdings, Inc. (a)	14,790	798,364
Mettler-Toledo International, Inc. (a)	14,243	10,298,971
Nanostring Technologies, Inc. (a)	18,908	537,744
NeoGenomics, Inc. (a)	55,532	1,205,600
Pacific Biosciences of California, Inc. (a)	80,220	537,474
PerkinElmer, Inc.	63,011	5,440,370
PRA Health Sciences, Inc. (a)	33,728	2,925,229
Syneos Health, Inc. (a)	35,311	1,455,873
Thermo Fisher Scientific, Inc.	232,027	61,946,568
Waters Corp. (a)	41,104	8,249,984
		162,269,180
Pharmaceuticals - 4.0%
AcelRx Pharmaceuticals, Inc. (a)	40,965	106,099
Acer Therapeutics, Inc. (a)	2,490	44,546
Aclaris Therapeutics, Inc. (a)	26,539	124,203
Adamis Pharmaceuticals Corp. (a)	25,539	38,564
Adial Pharmaceuticals, Inc.	4,828	8,811
Aerie Pharmaceuticals, Inc. (a)	22,881	833,326
Agile Therapeutics, Inc. (a)	23,210	29,013
Akcea Therapeutics, Inc. (a)	9,259	194,809
Akorn, Inc. (a)	54,372	224,013
Alimera Sciences, Inc. (a)	5,878	5,173
Allergan PLC	179,895	21,930,999
Amneal Pharmaceuticals, Inc. (a)	46,544	350,942
Amphastar Pharmaceuticals, Inc. (a)	20,235	389,524
Ampio Pharmaceuticals, Inc. (a)	54,080	28,122
ANI Pharmaceuticals, Inc. (a)	5,183	361,048
Aquestive Therapeutics, Inc.	1,998	7,433
Aratana Therapeutics, Inc. (a)	26,032	120,528
Arvinas Holding Co. LLC (a)	5,028	105,186
Assertio Therapeutics, Inc. (a)	36,592	107,215
Athenex, Inc. (a)	23,998	346,771
Axsome Therapeutics, Inc. (a)	11,915	273,568
Biodelivery Sciences International, Inc. (a)	38,383	166,582
BioXcel Therapeutics, Inc. (a)	1,795	19,189
Bristol-Myers Squibb Co.	937,215	42,521,445
Cassava Sciences, Inc. (a)	1,315	1,447
Catalent, Inc. (a)	82,580	3,757,390
Cerecor, Inc. (a)	9,158	44,691
Checkpoint Therapeutics, Inc. (a)	13,378	53,646
Chiasma, Inc. (a)	10,262	72,860
Clearside Biomedical, Inc. (a)	15,782	17,202
Collegium Pharmaceutical, Inc. (a)	18,435	212,187
ContraVir Pharmaceuticals, Inc. (a)	4,962	531
Corcept Therapeutics, Inc. (a)	61,305	599,563
CorMedix, Inc. (a)	12,460	79,993
Cumberland Pharmaceuticals, Inc. (a)	1,908	11,944
Cyclerion Therapeutics, Inc. (a)	9,206	128,424
CymaBay Therapeutics, Inc. (a)	42,114	508,737
Dermira, Inc. (a)	25,941	242,289
Dova Pharmaceuticals, Inc. (a)	6,423	56,651
Durect Corp. (a)	77,717	42,449
Eli Lilly & Co.	497,829	57,718,294
Eloxx Pharmaceuticals, Inc. (a)	12,793	115,009
Endo International PLC (a)	115,480	571,626
Evofem Biosciences, Inc. (a)	14,728	94,701
Evolus, Inc. (a)	5,358	72,869
Eyenovia, Inc. (a)	6,270	31,852
Eyepoint Pharmaceuticals, Inc. (a)	28,857	45,305
Flex Pharma, Inc. (a)	2,725	1,300
Gemphire Therapeutics, Inc. (a)	3,593	2,983
Harrow Health, Inc. (a)	11,208	68,033
Horizon Pharma PLC (a)	103,213	2,459,566
Innoviva, Inc. (a)	39,324	537,559
Intersect ENT, Inc. (a)	18,129	427,482
Intra-Cellular Therapies, Inc. (a)	30,901	401,404
Jazz Pharmaceuticals PLC (a)	32,468	4,076,357
Johnson & Johnson	1,533,948	201,177,280
Kala Pharmaceuticals, Inc. (a)	13,333	73,731
KemPharm, Inc. (a)	11,403	18,245
Lannett Co., Inc. (a)	20,453	107,583
Lipocine, Inc. (a)	5,503	8,420
Mallinckrodt PLC (a)	49,039	426,149
Marinus Pharmaceuticals, Inc. (a)	33,031	142,364
Melinta Therapeutics, Inc. (a)	4,595	9,787
Merck & Co., Inc.	1,487,377	117,815,132
Mersana Therapeutics, Inc. (a)	20,864	90,341
Mustang Bio, Inc. (a)	19,422	66,617
Mylan NV (a)	294,281	4,943,921
MyoKardia, Inc. (a)	21,648	1,008,364
Nektar Therapeutics (a)	98,810	3,094,729
Neos Therapeutics, Inc. (a)	23,343	33,380
Novan, Inc. (a)	16,702	40,419
Novus Therapeutics, Inc. (a)	1,220	2,098
Ocular Therapeutix, Inc. (a)	22,120	64,148
Odonate Therapeutics, Inc. (a)	6,221	133,689
Omeros Corp. (a)	27,996	497,769
Onconova Therapeutics, Inc. (a)	2,400	7,560
Otonomy, Inc. (a)	10,207	25,313
Pacira Biosciences, Inc. (a)	23,447	1,020,179
Paratek Pharmaceuticals, Inc. (a)	13,427	48,740
Perrigo Co. PLC	70,818	2,975,772
Pfizer, Inc.	3,199,374	132,838,008
Phibro Animal Health Corp. Class A	12,934	382,588
Plx Pharma PLC/New (a)	77	381
Prestige Brands Holdings, Inc. (a)	29,429	854,324
Provention Bio, Inc.	4,966	21,801
Reata Pharmaceuticals, Inc. (a)	9,017	768,880
resTORbio, Inc. (a)	6,585	47,478
Revance Therapeutics, Inc. (a)	24,678	265,782
Rhythm Pharmaceuticals, Inc. (a)	12,193	307,142
scPharmaceuticals, Inc. (a)	1,513	5,144
SCYNEXIS, Inc. (a)	33,173	40,803
Seelos Therapeutics, Inc.	12,329	29,466
SIGA Technologies, Inc. (a)	33,030	176,380
Spero Therapeutics, Inc. (a)	4,768	53,688
Supernus Pharmaceuticals, Inc. (a)	30,601	918,948
Teligent, Inc. (a)	37,460	24,353
Tetraphase Pharmaceuticals, Inc. (a)	23,559	19,062
The Medicines Company (a)	38,897	1,386,678
TherapeuticsMD, Inc. (a)	122,593	375,135
Theravance Biopharma, Inc. (a)	26,568	441,560
Titan Pharmaceuticals, Inc. (a)	501	561
Tricida, Inc.	14,696	539,931
Urovant Sciences Ltd. (a)	5,287	40,710
Verrica Pharmaceuticals, Inc. (a)	2,219	15,821
VIVUS, Inc. (a)	5,592	21,250
WAVE Life Sciences (a)	10,729	246,016
Xeris Pharmaceuticals, Inc.	13,823	151,638
Zoetis, Inc. Class A	275,212	27,810,173
Zogenix, Inc. (a)	25,176	948,883
Zynerba Pharmaceuticals, Inc. (a)	11,540	142,634
		643,498,401

TOTAL HEALTH CARE		2,212,750,293

INDUSTRIALS - 10.0%
Aerospace & Defense - 2.4%
AAR Corp.	19,930	599,694
Aerojet Rocketdyne Holdings, Inc. (a)	40,464	1,561,101
AeroVironment, Inc. (a)	12,696	822,066
Arconic, Inc.	229,526	5,026,619
Arotech Corp. (a)	8,576	18,095
Astronics Corp. (a)	16,161	657,268
Astrotech Corp. (a)	464	1,629
Axon Enterprise, Inc. (a)	33,583	2,242,673
BWX Technologies, Inc.	56,383	2,624,065
CPI Aerostructures, Inc. (a)	1,594	11,254
Cubic Corp.	17,388	981,031
Curtiss-Wright Corp.	24,609	2,743,657
Ducommun, Inc. (a)	6,552	295,692
General Dynamics Corp.	156,511	25,170,099
Harris Corp.	68,011	12,730,979
HEICO Corp.	33,248	4,042,624
HEICO Corp. Class A	28,349	2,785,573
Hexcel Corp.	48,860	3,556,519
Huntington Ingalls Industries, Inc.	23,598	4,840,422
Innovative Solutions & Support, Inc. (a)	5,832	25,136
KEYW Holding Corp. (a)	29,986	337,343
Kratos Defense & Security Solutions, Inc. (a)	52,279	1,152,752
L3 Technologies, Inc.	45,812	11,089,253
Lockheed Martin Corp.	141,763	47,992,446
Mercury Systems, Inc. (a)	28,064	1,929,681
Moog, Inc. Class A	19,071	1,571,832
National Presto Industries, Inc.	2,914	285,251
Northrop Grumman Corp.	97,571	29,588,406
Raytheon Co.	162,044	28,276,678
SIFCO Industries, Inc. (a)	238	693
Spirit AeroSystems Holdings, Inc. Class A	60,160	4,875,366
Teledyne Technologies, Inc. (a)	20,768	4,897,094
Textron, Inc.	134,659	6,100,053
The Boeing Co.	302,643	103,385,875
TransDigm Group, Inc. (a)	28,043	12,365,561
Triumph Group, Inc.	28,668	555,873
United Technologies Corp.	467,493	59,044,366
Vectrus, Inc. (a)	6,735	237,678
Wesco Aircraft Holdings, Inc. (a)	42,171	414,119
		384,836,516
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	35,187	772,003
Atlas Air Worldwide Holdings, Inc. (a)	15,195	537,751
C.H. Robinson Worldwide, Inc.	78,008	6,211,777
Echo Global Logistics, Inc. (a)	18,551	364,898
Expeditors International of Washington, Inc.	96,842	6,739,235
FedEx Corp.	137,818	21,262,561
Forward Air Corp.	15,269	852,468
Hub Group, Inc. Class A (a)	20,926	815,277
Radiant Logistics, Inc.	21,011	133,630
United Parcel Service, Inc. Class B	400,055	37,173,111
XPO Logistics, Inc. (a)	61,752	3,216,662
		78,079,373
Airlines - 0.4%
Alaska Air Group, Inc.	70,317	4,092,449
Allegiant Travel Co.	7,414	1,038,776
American Airlines Group, Inc.	228,889	6,232,647
Delta Air Lines, Inc.	354,735	18,268,853
Hawaiian Holdings, Inc.	28,327	707,608
JetBlue Airways Corp. (a)	179,104	3,085,962
Mesa Air Group, Inc.	8,079	73,680
SkyWest, Inc.	30,405	1,785,382
Southwest Airlines Co.	286,585	13,641,446
Spirit Airlines, Inc. (a)	39,162	1,804,585
United Continental Holdings, Inc. (a)	128,684	9,992,313
		60,723,701
Building Products - 0.4%
A.O. Smith Corp.	80,086	3,243,483
AAON, Inc.	24,660	1,119,317
Advanced Drain Systems, Inc. Del	24,308	697,153
Allegion PLC	54,401	5,279,617
American Woodmark Corp. (a)	9,027	654,367
Apogee Enterprises, Inc.	15,449	560,026
Armstrong World Industries, Inc.	28,123	2,494,510
Builders FirstSource, Inc. (a)	66,666	938,657
Continental Building Products, Inc. (a)	20,906	477,075
COVIA Corp. (a)	18,459	53,716
CSW Industrials, Inc.	8,743	558,940
Fortune Brands Home & Security, Inc.	79,042	3,798,759
GCP Applied Technologies, Inc. (a)	42,045	1,099,897
Gibraltar Industries, Inc. (a)	18,376	656,023
GMS, Inc. (a)	20,406	343,637
Griffon Corp.	21,956	315,727
Insteel Industries, Inc.	10,113	184,866
Jeld-Wen Holding, Inc. (a)	39,582	747,704
Johnson Controls International PLC	525,243	20,232,360
Lennox International, Inc.	20,542	5,425,348
Masco Corp.	170,602	5,957,422
Masonite International Corp. (a)	15,428	733,601
NCI Building Systems, Inc. (a)	22,173	97,339
Owens Corning	62,682	3,038,197
Patrick Industries, Inc. (a)	13,491	550,298
PGT, Inc. (a)	32,447	485,407
Quanex Building Products Corp.	22,486	348,758
Resideo Technologies, Inc. (a)	68,873	1,355,421
Simpson Manufacturing Co. Ltd.	23,701	1,441,969
Tecogen, Inc. New (a)	606	2,163
Trex Co., Inc. (a)	33,420	1,999,184
Universal Forest Products, Inc.	36,473	1,176,254
		66,067,195
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	39,344	1,426,220
ACCO Brands Corp.	62,578	459,948
Acme United Corp.	1,197	23,916
ADS Waste Holdings, Inc. (a)	41,030	1,318,704
Aqua Metals, Inc. (a)	41,384	74,491
ARC Document Solutions, Inc. (a)	17,994	35,988
Brady Corp. Class A	28,780	1,332,514
BrightView Holdings, Inc.	14,471	241,810
Casella Waste Systems, Inc. Class A (a)	24,482	947,943
CECO Environmental Corp. (a)	19,232	170,203
Charah Solutions, Inc.	3,370	15,704
Cintas Corp.	49,027	10,875,659
Clean Harbors, Inc. (a)	29,096	1,865,636
Copart, Inc. (a)	115,901	8,284,603
Covanta Holding Corp.	63,860	1,076,680
Deluxe Corp.	25,925	964,410
Document Security Systems, Inc. (a)	1,321	1,321
Ennis, Inc.	15,627	289,412
Evoqua Water Technologies Corp. (a)	34,640	407,713
Fuel Tech, Inc. (a)	13,844	20,904
Healthcare Services Group, Inc.	43,186	1,365,109
Heritage-Crystal Clean, Inc. (a)	7,808	195,200
Herman Miller, Inc.	34,125	1,211,096
HNI Corp.	25,672	851,284
Hudson Technologies, Inc. (a)	20,303	32,485
Industrial Services of America, Inc. (a)	432	501
Interface, Inc.	37,655	544,868
KAR Auction Services, Inc.	75,570	4,248,545
Kimball International, Inc. Class B	22,768	351,538
Knoll, Inc.	29,110	571,720
LSC Communications, Inc.	20,101	97,490
Matthews International Corp. Class A	19,214	653,852
McGrath RentCorp.	13,891	781,091
Mobile Mini, Inc.	25,938	795,518
MSA Safety, Inc.	20,636	2,050,806
Multi-Color Corp.	7,911	393,493
NL Industries, Inc. (a)	2,503	8,185
Odyssey Marine Exploration, Inc. (a)	5,163	21,478
Performant Financial Corp. (a)	8,274	13,321
Perma-Fix Environmental Services, Inc. (a)	1,849	7,673
PICO Holdings, Inc. (a)	10,797	113,692
Pitney Bowes, Inc.	105,179	383,903
Quad/Graphics, Inc.	19,377	162,185
Quest Resource Holding Corp. (a)	794	2,041
R.R. Donnelley & Sons Co.	39,800	88,356
Republic Services, Inc.	124,269	10,511,915
Rollins, Inc.	84,554	3,176,694
SP Plus Corp. (a)	13,736	426,228
Steelcase, Inc. Class A	51,580	827,343
Stericycle, Inc. (a)	50,547	2,344,370
Team, Inc. (a)	18,842	273,586
Tetra Tech, Inc.	32,197	2,173,941
The Brink's Co.	28,907	2,225,839
U.S. Ecology, Inc.	12,602	750,071
UniFirst Corp.	9,019	1,432,037
Viad Corp.	12,056	757,599
Virco Manufacturing Co.	715	2,946
VSE Corp.	5,188	125,083
Waste Management, Inc.	224,473	24,546,123
		94,352,984
Construction & Engineering - 0.2%
AECOM (a)	90,341	2,881,878
Aegion Corp. (a)	19,413	279,547
Ameresco, Inc. Class A (a)	10,183	147,654
Arcosa, Inc.	29,537	1,001,009
Argan, Inc.	8,472	389,119
Comfort Systems U.S.A., Inc.	20,942	988,044
Construction Partners, Inc. Class A	5,691	74,040
Dycom Industries, Inc. (a)	18,351	957,372
EMCOR Group, Inc.	33,153	2,670,806
Fluor Corp.	78,932	2,187,995
Goldfield Corp.	10,975	26,560
Granite Construction, Inc.	27,370	1,100,000
Great Lakes Dredge & Dock Corp. (a)	35,858	381,529
HC2 Holdings, Inc. (a)	18,554	42,860
Ies Holdings, Inc. (a)	4,352	77,988
Jacobs Engineering Group, Inc.	67,012	5,045,333
Keane Group, Inc. (a)	24,932	183,001
Limbach Holdings, Inc. (a)	3,861	34,942
MasTec, Inc. (a)	35,763	1,662,622
MYR Group, Inc. (a)	11,247	363,166
Northwest Pipe Co. (a)	5,290	122,940
NV5 Holdings, Inc. (a)	5,614	436,489
Orion Group Holdings, Inc. (a)	10,693	26,412
Primoris Services Corp.	24,443	445,840
Quanta Services, Inc.	81,265	2,824,771
Sterling Construction Co., Inc. (a)	15,458	184,569
Tutor Perini Corp. (a)	23,944	348,146
Valmont Industries, Inc.	12,548	1,419,304
Williams Scotsman Corp. (a)	25,291	343,452
		26,647,388
Electrical Equipment - 0.6%
Acuity Brands, Inc.	22,881	2,829,693
Allied Motion Technologies, Inc.	4,682	152,025
American Superconductor Corp. (a)	11,247	109,433
AMETEK, Inc.	129,717	10,622,525
AZZ, Inc.	15,596	656,280
Babcock & Wilcox Enterprises, Inc. (a)	93,672	40,279
Broadwind Energy, Inc. (a)	4,249	7,861
Capstone Turbine Corp. (a)	31,064	26,128
Eaton Corp. PLC	243,341	18,126,471
Emerson Electric Co.	353,335	21,284,900
Encore Wire Corp.	13,294	663,504
Energous Corp. (a)	10,044	41,381
Energy Focus, Inc. (a)	2,133	917
EnerSys	24,034	1,351,432
Enphase Energy, Inc. (a)	45,515	690,463
Espey Manufacturing & Electronics Corp.	537	13,285
Fortive Corp.	169,254	12,888,692
FuelCell Energy, Inc. (a)	4,525	5,385
Generac Holdings, Inc. (a)	35,976	1,984,076
GrafTech International Ltd.	37,182	368,474
Hubbell, Inc. Class B	31,975	3,662,417
Ideal Power, Inc. (a)	10,157	3,862
LSI Industries, Inc.	10,992	38,912
Ocean Power Technologies, Inc. (a)	15	33
Orion Energy Systems, Inc. (a)	5,527	10,667
Plug Power, Inc. (a)	129,306	331,023
Powell Industries, Inc.	4,940	170,035
Preformed Line Products Co.	1,557	73,195
Regal Beloit Corp.	25,476	1,852,105
Revolution Lighting Technologies, Inc. (a)	3,411	718
Rockwell Automation, Inc.	68,714	10,228,079
Sensata Technologies, Inc. PLC (a)	94,009	4,013,244
Sunrun, Inc. (a)	44,472	696,432
Sunworks, Inc. (a)	3,391	2,794
Thermon Group Holdings, Inc. (a)	19,079	419,356
TPI Composites, Inc. (a)	10,466	218,216
Ultralife Corp. (a)	7,590	58,823
Vicor Corp. (a)	9,752	295,583
Vivint Solar, Inc. (a)	25,959	169,253
		94,107,951
Industrial Conglomerates - 1.2%
3M Co.	331,310	52,926,773
Carlisle Companies, Inc.	32,580	4,343,240
General Electric Co.	5,016,722	47,357,856
Honeywell International, Inc.	419,241	68,885,489
ITT, Inc.	49,756	2,866,941
Raven Industries, Inc.	22,782	746,111
Roper Technologies, Inc.	59,450	20,446,044
		197,572,454
Machinery - 1.8%
Actuant Corp. Class A	36,317	804,058
AGCO Corp.	36,785	2,448,410
Alamo Group, Inc.	5,931	563,030
Albany International Corp. Class A	17,199	1,205,134
Allison Transmission Holdings, Inc.	69,494	2,876,357
Altra Industrial Motion Corp.	37,444	1,174,618
Apergy Corp. (a)	43,825	1,359,013
ARC Group Worldwide, Inc. (a)	387	188
Astec Industries, Inc.	14,332	421,791
Barnes Group, Inc.	27,996	1,447,953
Blue Bird Corp. (a)	8,286	155,943
Briggs & Stratton Corp.	25,870	243,178
Cactus, Inc. (a)	26,581	865,212
Caterpillar, Inc.	331,057	39,663,939
Chart Industries, Inc. (a)	18,276	1,400,490
CIRCOR International, Inc. (a)	11,702	494,527
Colfax Corp. (a)	53,234	1,336,173
Columbus McKinnon Corp. (NY Shares)	12,400	449,624
Commercial Vehicle Group, Inc. (a)	18,660	115,879
Crane Co.	29,427	2,249,988
Cummins, Inc.	82,565	12,447,499
Deere & Co.	183,481	25,718,532
Donaldson Co., Inc.	73,412	3,483,399
Douglas Dynamics, Inc.	13,961	517,953
Dover Corp.	82,753	7,398,946
Eastern Co.	1,490	36,237
Energy Recovery, Inc. (a)	16,434	155,301
EnPro Industries, Inc.	12,045	668,377
ESCO Technologies, Inc.	16,164	1,129,702
ExOne Co. (a)	5,883	46,829
Federal Signal Corp.	36,093	862,262
Flowserve Corp.	74,040	3,439,158
Franklin Electric Co., Inc.	23,233	1,018,302
FreightCar America, Inc. (a)	5,174	31,199
Gardner Denver Holdings, Inc. (a)	73,136	2,484,430
Gates Industrial Corp. PLC (a)	30,352	342,371
Gencor Industries, Inc. (a)	739	8,188
Global Brass & Copper Holdings, Inc.	12,490	544,939
Gorman-Rupp Co.	12,240	363,161
Graco, Inc.	95,156	4,493,266
Graham Corp.	3,731	76,150
Greenbrier Companies, Inc.	18,593	505,916
Harsco Corp. (a)	46,527	1,163,175
Hillenbrand, Inc.	36,984	1,376,914
Hurco Companies, Inc.	3,288	115,277
Hyster-Yale Materials Handling Class A	5,941	261,285
IDEX Corp.	43,542	6,649,299
Illinois Tool Works, Inc.	173,233	24,190,256
Ingersoll-Rand PLC	138,919	16,439,674
Jason Industries, Inc. (a)	3,497	3,217
John Bean Technologies Corp.	17,912	1,836,876
Kadant, Inc.	6,936	563,064
Kennametal, Inc.	47,465	1,459,549
L.B. Foster Co. Class A (a)	5,346	129,213
Lincoln Electric Holdings, Inc.	37,163	2,822,158
Lindsay Corp.	6,662	528,830
LiqTech International, Inc. (a)	8,258	80,103
Lydall, Inc.(a)	10,748	194,324
Manitex International, Inc. (a)	6,027	35,981
Manitowoc Co., Inc. (a)	20,648	281,845
Meritor, Inc. (a)	48,659	980,965
Middleby Corp. (a)	31,909	4,163,167
Milacron Holdings Corp. (a)	44,550	511,434
Miller Industries, Inc.	6,681	177,381
Mueller Industries, Inc.	34,259	923,280
Mueller Water Products, Inc. Class A	95,551	882,891
Navistar International Corp. New (a)	38,304	1,191,637
NN, Inc.	26,411	204,685
Nordson Corp.	29,650	3,724,633
Omega Flex, Inc.	2,499	213,465
Oshkosh Corp.	39,489	2,811,222
PACCAR, Inc.	198,549	13,068,495
Park-Ohio Holdings Corp.	4,658	145,423
Parker Hannifin Corp.	74,355	11,325,754
Pentair PLC	90,630	3,155,737
ProPetro Holding Corp. (a)	42,084	817,271
Proto Labs, Inc. (a)	15,164	1,521,707
RBC Bearings, Inc. (a)	14,116	2,008,707
Rexnord Corp. (a)	59,764	1,572,391
Snap-On, Inc.	31,429	4,900,410
Spartan Motors, Inc.	17,579	151,707
SPX Corp. (a)	26,359	783,917
SPX Flow, Inc. (a)	25,503	910,457
Standex International Corp.	7,375	479,670
Stanley Black & Decker, Inc.	87,324	11,109,359
Sun Hydraulics Corp.	17,843	744,945
Tennant Co.	10,664	614,353
Terex Corp.	35,910	961,311
The L.S. Starrett Co. Class A (a)	1,289	9,500
Timken Co.	38,356	1,688,048
Titan International, Inc.	32,403	136,741
Toro Co.	60,707	3,955,668
TriMas Corp. (a)	26,631	762,978
Trinity Industries, Inc.	77,071	1,485,929
Twin Disc, Inc. (a)	4,429	63,866
Wabash National Corp.	33,160	447,992
WABCO Holdings, Inc. (a)	29,179	3,819,823
Wabtec Corp.	91,436	5,703,778
Watts Water Technologies, Inc. Class A	16,846	1,371,096
Welbilt, Inc. (a)	71,728	1,106,763
Woodward, Inc.	32,044	3,490,232
Xylem, Inc.	103,833	7,706,485
		284,983,935
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)	45,215	210,702
Genco Shipping & Trading Ltd. (a)	10,651	77,007
Kirby Corp. (a)	30,883	2,389,727
Matson, Inc.	27,032	925,035
		3,602,471
Professional Services - 0.5%
Acacia Research Corp. (a)	22,874	71,367
Asgn, Inc. (a)	31,182	1,581,863
Barrett Business Services, Inc.	4,455	320,849
BG Staffing, Inc.	4,612	78,496
CBIZ, Inc. (a)	32,393	641,381
CoStar Group, Inc. (a)	20,943	10,673,391
CRA International, Inc.	4,631	173,385
Equifax, Inc.	69,351	8,384,536
Exponent, Inc.	30,037	1,683,574
Forrester Research, Inc.	5,824	265,167
Franklin Covey Co. (a)	6,675	207,593
FTI Consulting, Inc. (a)	21,662	1,817,875
GP Strategies Corp. (a)	8,314	113,403
Heidrick & Struggles International, Inc.	11,778	357,580
Hill International, Inc. (a)	15,736	41,386
Hudson Global, Inc. (a)	3,718	4,759
Huron Consulting Group, Inc. (a)	12,860	633,098
ICF International, Inc.	11,794	859,665
IHS Markit Ltd. (a)	209,993	12,051,498
InnerWorkings, Inc. (a)	24,902	84,418
Insperity, Inc.	21,912	2,495,777
Kelly Services, Inc. Class A (non-vtg.)	18,791	441,589
Kforce, Inc.	14,380	499,705
Korn Ferry	31,155	1,342,157
Manpower, Inc.	35,290	3,018,001
Mastech Digital, Inc. (a)	199	1,018
MISTRAS Group, Inc. (a)	10,334	142,816
Navigant Consulting, Inc.	23,565	518,430
Nielsen Holdings PLC	203,061	4,615,577
RCM Technologies, Inc. (a)	2,641	8,715
Resources Connection, Inc.	16,936	259,968
Robert Half International, Inc.	68,821	3,692,935
TransUnion Holding Co., Inc.	107,503	7,045,747
TriNet Group, Inc. (a)	25,439	1,612,324
TrueBlue, Inc. (a)	22,432	476,456
Verisk Analytics, Inc.	94,043	13,166,020
Volt Information Sciences, Inc. (a)	1,666	7,230
WageWorks, Inc. (a)	22,783	1,138,467
Willdan Group, Inc. (a)	5,822	181,181
		80,709,397
Road & Rail - 1.1%
AMERCO	4,351	1,602,125
ArcBest Corp.	15,943	399,691
Avis Budget Group, Inc. (a)	36,724	1,041,493
Covenant Transport Group, Inc. Class A (a)	7,040	105,741
CSX Corp.	445,856	33,202,896
Daseke, Inc. (a)	36,284	156,747
Genesee & Wyoming, Inc. Class A (a)	33,069	3,148,830
Heartland Express, Inc.	28,504	509,652
Hertz Global Holdings, Inc. (a)	31,110	437,718
J.B. Hunt Transport Services, Inc.	49,561	4,219,624
Kansas City Southern	58,295	6,603,658
Knight-Swift Transportation Holdings, Inc. Class A	68,537	1,894,363
Landstar System, Inc.	22,169	2,133,766
Marten Transport Ltd.	24,055	423,849
Norfolk Southern Corp.	153,436	29,941,501
Old Dominion Freight Lines, Inc.	36,942	4,892,598
P.A.M. Transportation Services, Inc. (a)	924	51,744
Patriot Transportation Holding, Inc. (a)	341	6,169
Roadrunner Transportation Systems, Inc. (a)	1,915	18,001
Ryder System, Inc.	29,780	1,503,890
Saia, Inc. (a)	15,732	928,188
Schneider National, Inc. Class B	18,508	310,934
U.S. Xpress Enterprises, Inc.	10,776	58,406
U.S.A. Truck, Inc. (a)	4,648	52,894
Uber Technologies, Inc.	114,700	4,635,027
Union Pacific Corp.	416,067	69,391,654
Universal Logistics Holdings, Inc.	5,119	96,596
Werner Enterprises, Inc.	27,179	757,751
YRC Worldwide, Inc. (a)	19,405	82,665
		168,608,171
Trading Companies & Distributors - 0.3%
AeroCentury Corp. (a)	183	1,471
Air Lease Corp. Class A	61,942	2,229,912
Aircastle Ltd.	31,435	610,468
Applied Industrial Technologies, Inc.	23,065	1,253,121
Beacon Roofing Supply, Inc. (a)	40,089	1,385,476
BlueLinx Corp. (a)	5,495	110,395
BMC Stock Holdings, Inc. (a)	41,349	828,220
CAI International, Inc. (a)	10,505	236,573
DXP Enterprises, Inc. (a)	9,412	303,255
EVI Industries, Inc.	2,771	101,003
Fastenal Co.	326,660	9,992,529
GATX Corp.	21,418	1,495,405
General Finance Corp. (a)	9,588	73,156
H&E Equipment Services, Inc.	19,080	463,835
HD Supply Holdings, Inc. (a)	102,805	4,265,379
Herc Holdings, Inc. (a)	14,195	483,056
Houston Wire & Cable Co. (a)	4,796	25,131
Huttig Building Products, Inc. (a)	6,086	15,945
Kaman Corp.	16,741	930,967
Lawson Products, Inc. (a)	4,034	147,967
MRC Global, Inc. (a)	49,282	729,374
MSC Industrial Direct Co., Inc. Class A	24,832	1,754,629
Now, Inc. (a)	63,822	831,601
Rush Enterprises, Inc. Class A	19,597	691,186
SiteOne Landscape Supply, Inc. (a)	23,597	1,530,737
Systemax, Inc.	9,105	187,472
Titan Machinery, Inc. (a)	10,406	173,988
Transcat, Inc. (a)	3,445	85,436
Triton International Ltd.	34,452	1,018,057
United Rentals, Inc. (a)	45,859	5,049,076
Univar, Inc. (a)	77,260	1,545,973
Veritiv Corp. (a)	7,314	129,165
W.W. Grainger, Inc.	26,021	6,809,435
Watsco, Inc.	18,342	2,886,847
WESCO International, Inc. (a)	24,997	1,170,610
Willis Lease Finance Corp. (a)	1,556	77,489
		49,624,339
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	44,763	1,784,701

TOTAL INDUSTRIALS		1,591,700,576

INFORMATION TECHNOLOGY - 20.8%
Communications Equipment - 1.2%
Acacia Communications, Inc. (a)	16,756	780,830
ADTRAN, Inc.	30,353	475,935
Aerohive Networks, Inc. (a)	34,700	117,980
Applied Optoelectronics, Inc. (a)	9,994	86,548
Arista Networks, Inc. (a)	29,757	7,278,265
Aviat Networks, Inc. (a)	1,479	19,301
BK Technologies Corp.	2,515	9,934
Blonder Tongue Laboratories, Inc. (a)	894	848
CalAmp Corp. (a)	20,755	210,871
Calix Networks, Inc. (a)	29,489	178,408
Ciena Corp. (a)	82,293	2,875,317
Cisco Systems, Inc.	2,536,457	131,971,858
Clearfield, Inc. (a)	5,323	70,743
ClearOne, Inc. (a)	8,989	18,427
CommScope Holding Co., Inc. (a)	109,998	1,776,468
Communications Systems, Inc.	1,149	3,252
Comtech Telecommunications Corp.	15,506	327,952
Dasan Zhone Solutions, Inc. (a)	4,518	59,095
Digi International, Inc. (a)	16,082	175,133
EchoStar Holding Corp. Class A (a)	27,960	1,196,129
EMCORE Corp. (a)	13,449	47,744
Extreme Networks, Inc. (a)	65,395	368,174
F5 Networks, Inc. (a)	33,594	4,437,096
Finisar Corp. (a)	65,511	1,374,421
Harmonic, Inc. (a)	50,722	264,769
Infinera Corp. (a)	95,463	296,890
InterDigital, Inc.	18,560	1,178,931
Juniper Networks, Inc.	196,442	4,834,438
KVH Industries, Inc. (a)	6,302	58,546
Lantronix, Inc. (a)	3,888	13,686
Lumentum Holdings, Inc. (a)	43,447	1,758,300
Motorola Solutions, Inc.	94,711	14,201,914
NETGEAR, Inc. (a)	18,928	476,986
NetScout Systems, Inc. (a)	43,454	1,065,058
Network-1 Security Solutions, Inc.	5,725	12,996
Optical Cable Corp. (a)	150	624
PC-Tel, Inc.	3,199	15,675
Plantronics, Inc.	18,870	774,991
Quantenna Communications, Inc. (a)	16,759	406,573
Resonant, Inc. (a)	14,139	33,934
Sonus Networks, Inc. (a)	28,962	123,668
Tessco Technologies, Inc.	3,988	69,790
Ubiquiti Networks, Inc.	11,038	1,327,982
ViaSat, Inc. (a)	32,763	2,851,364
Viavi Solutions, Inc. (a)	132,567	1,597,432
Westell Technologies, Inc. Class A (a)	5,063	8,810
		185,234,086
Electronic Equipment & Components - 0.8%
ADT, Inc.	73,820	431,847
Akoustis Technologies, Inc. (a)	15,048	104,734
Amphenol Corp. Class A	172,644	15,020,028
Anixter International, Inc. (a)	16,814	897,195
Applied DNA Sciences, Inc. (a)	5,056	2,901
Arlo Technologies, Inc.	44,718	153,383
Arrow Electronics, Inc. (a)	48,849	3,060,878
Avnet, Inc.	62,823	2,565,691
AVX Corp.	31,457	465,249
Badger Meter, Inc.	17,404	918,931
Bel Fuse, Inc. Class B (non-vtg.)	6,845	118,282
Belden, Inc.	22,859	1,170,381
Benchmark Electronics, Inc.	24,033	530,889
Cardtronics PLC (a)	22,597	682,429
Casa Systems, Inc. (a)	18,000	101,160
CDW Corp.	86,042	8,469,974
ClearSign Combustion Corp. (a)	10,087	9,078
Coda Octopus Group, Inc. (a)	2,220	21,601
Cognex Corp.	96,876	3,933,166
Coherent, Inc. (a)	13,280	1,461,198
Control4 Corp. (a)	14,978	354,379
Corning, Inc.	454,768	13,115,509
CTS Corp.	20,582	544,600
CUI Global, Inc. (a)	7,093	7,448
Daktronics, Inc.	21,195	131,621
Dell Technologies, Inc. (a)	85,103	5,067,884
Digital Ally, Inc. (a)	3,962	10,519
Dolby Laboratories, Inc. Class A	36,569	2,266,181
DPW Holdings, Inc. (a)	489	74
eMagin Corp. (a)	1,355	752
ePlus, Inc. (a)	8,400	593,544
Fabrinet (a)	21,792	929,211
FARO Technologies, Inc. (a)	9,930	437,913
Fitbit, Inc. (a)	121,690	563,425
FLIR Systems, Inc.	78,127	3,775,878
Frequency Electronics, Inc. (a)	680	7,616
I. D. Systems Inc. (a)	1,618	7,912
Identiv, Inc. (a)	3,630	17,243
IEC Electronics Corp. (a)	2,895	17,688
II-VI, Inc. (a)	34,783	1,093,230
Insight Enterprises, Inc. (a)	21,140	1,088,287
Intellicheck, Inc. (a)	145	700
IPG Photonics Corp. (a)	20,938	2,620,809
Iteris, Inc. (a)	15,147	80,885
Itron, Inc. (a)	18,733	1,061,224
Jabil, Inc.	81,301	1,999,192
KEMET Corp.	34,344	546,070
KEY Tronic Corp. (a)	1,728	8,916
Keysight Technologies, Inc. (a)	107,263	8,058,669
Kimball Electronics, Inc. (a)	14,179	202,051
Knowles Corp. (a)	52,276	822,301
LightPath Technologies, Inc. Class A (a)	100	98
Littelfuse, Inc.	14,625	2,386,946
LRAD Corp. (a)	15,083	48,718
Luna Innovations, Inc. (a)	12,893	54,151
Methode Electronics, Inc. Class A	21,883	538,978
MicroVision, Inc. (a)	56,206	47,016
MTS Systems Corp.	10,249	556,111
Napco Security Technolgies, Inc. (a)	7,319	195,564
National Instruments Corp.	65,119	2,512,942
Neonode, Inc. (a)	885	2,354
Novanta, Inc. (a)	19,446	1,556,069
OSI Systems, Inc. (a)	9,817	1,016,943
Par Technology Corp. (a)	6,566	184,570
Park Electrochemical Corp.	10,524	157,229
PC Connection, Inc.	7,033	223,227
PC Mall, Inc. (a)	4,900	125,195
Perceptron, Inc. (a)	3,506	15,076
Plexus Corp. (a)	17,280	855,878
Research Frontiers, Inc. (a)	14,475	42,412
RF Industries Ltd.	2,879	22,456
Richardson Electronics Ltd.	6,320	32,106
Rogers Corp. (a)	10,438	1,440,340
Sanmina Corp. (a)	40,677	1,081,601
ScanSource, Inc. (a)	15,312	447,264
SYNNEX Corp.	23,970	2,078,439
TE Connectivity Ltd.	196,029	16,511,523
Tech Data Corp. (a)	21,423	1,941,995
Trimble, Inc. (a)	143,758	5,735,944
TTM Technologies, Inc. (a)	56,454	481,553
Vishay Intertechnology, Inc.	73,568	1,121,176
Vishay Precision Group, Inc. (a)	6,661	238,597
Wayside Technology Group, Inc.	328	3,749
Wireless Telecom Group, Inc. (a)	2,986	4,598
Wrap Technologies, Inc. (a)	5,744	35,555
Zebra Technologies Corp. Class A (a)	31,227	5,353,557
		132,600,656
IT Services - 5.3%
3PEA International, Inc. (a)	19,961	194,819
Accenture PLC Class A	367,340	65,412,234
Akamai Technologies, Inc. (a)	94,156	7,095,596
Alliance Data Systems Corp.	25,862	3,556,025
Automatic Data Processing, Inc.	249,994	40,029,039
Booz Allen Hamilton Holding Corp. Class A	79,870	5,045,388
Brightcove, Inc. (a)	22,610	225,648
Broadridge Financial Solutions, Inc.	66,740	8,333,824
CACI International, Inc. Class A (a)	14,314	2,913,185
Carbonite, Inc. (a)	19,566	463,127
Cass Information Systems, Inc.	7,711	347,535
Cognizant Technology Solutions Corp. Class A	330,036	20,439,129
Computer Task Group, Inc. (a)	3,104	13,037
Conduent, Inc. (a)	106,256	945,678
CoreLogic, Inc. (a)	45,049	1,765,470
CSG Systems International, Inc.	20,523	920,457
CSP, Inc.	985	13,435
DXC Technology Co.	153,105	7,278,612
Elastic NV	4,203	344,856
Endurance International Group Holdings, Inc. (a)	46,261	205,861
EPAM Systems, Inc. (a)	29,623	5,112,634
Euronet Worldwide, Inc. (a)	29,703	4,605,153
EVERTEC, Inc.	35,453	1,016,083
EVO Payments, Inc. Class A	18,532	545,582
Exela Technologies, Inc. (a)	21,748	47,628
ExlService Holdings, Inc. (a)	20,763	1,230,415
Fidelity National Information Services, Inc.	185,063	22,263,079
First Data Corp. Class A (a)	324,185	8,240,783
Fiserv, Inc. (a)	223,873	19,221,736
FleetCor Technologies, Inc. (a)	49,386	12,751,959
Gartner, Inc. (a)	51,475	7,788,168
Genpact Ltd.	90,248	3,262,465
Global Payments, Inc.	90,113	13,881,007
GoDaddy, Inc. (a)	97,821	7,277,882
GreenSky, Inc. Class A	27,922	309,376
GTT Communications, Inc. (a)	19,334	459,763
Hackett Group, Inc.	16,292	262,138
i3 Verticals, Inc. Class A	4,432	113,326
IBM Corp.	512,781	65,118,059
Information Services Group, Inc. (a)	4,798	14,922
Innodata, Inc. (a)	3,735	3,698
Internap Network Services Corp. (a)	10,339	26,881
Jack Henry & Associates, Inc.	44,295	5,812,390
KBR, Inc.	81,041	1,800,731
Leidos Holdings, Inc.	84,720	6,381,958
Limelight Networks, Inc. (a)	67,753	208,679
Liveramp Holdings, Inc. (a)	39,035	2,005,618
ManTech International Corp. Class A	16,771	1,029,236
Marathon Patent Group, Inc. (a)	147	401
MasterCard, Inc. Class A	520,076	130,793,913
Maximus, Inc.	37,519	2,673,229
ModusLink Global Solutions, Inc. (a)	8,272	15,055
MoneyGram International, Inc. (a)	17,843	24,802
MongoDB, Inc. Class A (a)	15,817	2,219,758
NIC, Inc.	41,398	660,712
Okta, Inc. (a)	59,172	6,699,454
Paychex, Inc.	183,938	15,780,041
PayPal Holdings, Inc. (a)	676,355	74,229,961
Perficient, Inc. (a)	20,549	625,306
Perspecta, Inc.	82,357	1,787,970
PFSweb, Inc. (a)	6,951	26,066
Presidio, Inc.	30,710	406,908
PRG-Schultz International, Inc. (a)	9,748	63,654
Sabre Corp.	159,250	3,229,590
Science Applications International Corp.	28,912	2,218,707
ServiceSource International, Inc. (a)	31,016	32,257
Square, Inc. (a)	176,663	10,944,273
StarTek, Inc. (a)	8,369	67,956
Switch, Inc. Class A	32,874	406,651
Sykes Enterprises, Inc. (a)	25,045	620,114
The Western Union Co.	251,262	4,874,483
Total System Services, Inc.	93,025	11,491,378
Ttec Holdings, Inc.	8,837	350,652
Twilio, Inc. Class A (a)	62,757	8,283,296
U.S.A. Technologies, Inc. (a)	34,440	231,092
Unisys Corp. (a)	29,214	283,376
VeriSign, Inc. (a)	60,251	11,747,740
Verra Mobility Corp. (a)	56,852	794,791
Virtusa Corp. (a)	16,040	680,096
Visa, Inc. Class A	1,008,357	162,678,235
WEX, Inc. (a)	24,647	4,656,804
WidePoint Corp. (a)	19,101	8,920
Worldpay, Inc. (a)	173,201	21,068,170
		837,010,115
Semiconductors & Semiconductor Equipment - 3.3%
ACM Research, Inc. (a)	4,256	81,971
Adesto Technologies Corp. (a)	12,125	91,301
Advanced Energy Industries, Inc. (a)	22,619	1,134,795
Advanced Micro Devices, Inc. (a)	505,646	13,859,757
AEHR Test Systems (a)	5,046	8,831
Alpha & Omega Semiconductor Ltd. (a)	10,632	90,797
Amkor Technology, Inc. (a)	80,862	523,986
Amtech Systems, Inc. (a)	3,657	19,638
Analog Devices, Inc.	213,100	20,589,722
Applied Materials, Inc.	545,322	21,098,508
Aquantia Corp. (a)	13,785	181,135
Atomera, Inc. (a)	4,973	20,986
Axcelis Technologies, Inc. (a)	19,090	283,105
AXT, Inc. (a)	18,239	72,774
Broadcom, Inc.	228,200	57,424,248
Brooks Automation, Inc.	40,508	1,437,629
Cabot Microelectronics Corp.	16,524	1,610,594
Ceva, Inc. (a)	13,145	300,100
Cirrus Logic, Inc. (a)	33,865	1,265,535
Cohu, Inc.	24,835	361,349
Cree, Inc. (a)	59,104	3,258,995
CVD Equipment Corp. (a)	6,477	23,317
CyberOptics Corp. (a)	3,018	46,326
Cypress Semiconductor Corp.	212,780	3,791,740
Diodes, Inc. (a)	23,193	717,359
DSP Group, Inc. (a)	15,792	220,614
Entegris, Inc.	77,070	2,646,584
First Solar, Inc. (a)	43,513	2,525,495
FormFactor, Inc. (a)	44,469	638,575
GSI Technology, Inc. (a)	7,502	62,417
Ichor Holdings Ltd. (a)	13,651	288,036
Impinj, Inc. (a)	9,067	224,771
Inphi Corp. (a)	25,379	1,113,631
Intel Corp.	2,589,838	114,056,466
Intermolecular, Inc. (a)	1,859	2,175
Intest Corp. (a)	1,040	5,221
KLA-Tencor Corp.	95,067	9,798,556
Kopin Corp. (a)	30,186	34,714
Kulicke & Soffa Industries, Inc.	36,255	702,984
Lam Research Corp.	87,638	15,302,471
Lattice Semiconductor Corp. (a)	75,516	966,605
MACOM Technology Solutions Holdings, Inc. (a)	26,164	370,221
Marvell Technology Group Ltd.	338,726	7,553,590
Maxim Integrated Products, Inc.	158,552	8,338,250
MaxLinear, Inc. Class A (a)	37,082	785,026
Microchip Technology, Inc.	136,589	10,931,218
Micron Technology, Inc. (a)	642,210	20,942,468
MKS Instruments, Inc.	31,663	2,262,638
Monolithic Power Systems, Inc.	22,644	2,636,894
MoSys, Inc. (a)	1,611	303
Nanometrics, Inc. (a)	14,481	411,984
NeoPhotonics Corp. (a)	20,099	78,185
NVE Corp.	2,625	191,520
NVIDIA Corp.	349,035	47,280,281
ON Semiconductor Corp. (a)	232,623	4,131,384
PDF Solutions, Inc. (a)	16,796	204,071
Photronics, Inc. (a)	41,766	338,722
Pixelworks, Inc. (a)	18,042	53,765
Power Integrations, Inc.	17,690	1,152,680
Qorvo, Inc. (a)	70,132	4,290,676
Qualcomm, Inc.	697,192	46,586,369
QuickLogic Corp. (a)	37,909	26,116
Rambus, Inc. (a)	65,888	748,488
Rubicon Technology, Inc. (a)	667	5,389
Rudolph Technologies, Inc. (a)	18,572	428,456
Semtech Corp. (a)	38,160	1,519,913
Silicon Laboratories, Inc. (a)	24,606	2,302,383
Skyworks Solutions, Inc.	99,138	6,605,565
SMART Global Holdings, Inc. (a)	7,479	127,367
SolarEdge Technologies, Inc. (a)	25,748	1,379,578
SunPower Corp. (a)	41,216	307,471
Synaptics, Inc. (a)	19,454	514,558
Teradyne, Inc.	99,631	4,198,450
Texas Instruments, Inc.	540,983	56,429,937
Ultra Clean Holdings, Inc. (a)	24,820	316,455
Universal Display Corp.	24,155	3,549,094
Veeco Instruments, Inc. (a)	28,771	330,579
Versum Materials, Inc.	62,234	3,195,716
Xilinx, Inc.	146,232	14,960,996
Xperi Corp.	28,506	598,911
		532,969,480
Software - 7.0%
2U, Inc. (a)	33,515	1,273,235
8x8, Inc. (a)	55,716	1,344,427
A10 Networks, Inc. (a)	29,015	176,701
ACI Worldwide, Inc. (a)	67,884	2,135,631
Adobe, Inc. (a)	281,382	76,226,384
Agilysys, Inc. (a)	10,169	221,684
Alarm.com Holdings, Inc. (a)	20,400	1,189,524
Altair Engineering, Inc. Class A (a)	16,268	619,973
Alteryx, Inc. Class A (a)	26,257	2,280,683
Amber Road, Inc. (a)	14,880	193,142
American Software, Inc. Class A	14,706	186,325
Anaplan, Inc.	10,088	438,929
ANSYS, Inc. (a)	48,619	8,727,111
AppFolio, Inc. (a)	7,370	710,468
Appian Corp. Class A (a)	18,041	651,821
Aspen Technology, Inc. (a)	39,680	4,508,045
Asure Software, Inc. (a)	5,804	37,320
AudioEye, Inc. (a)	1,627	10,006
Autodesk, Inc. (a)	125,881	20,255,512
Avalara, Inc.	24,400	1,650,416
Avaya Holdings Corp. (a)	61,775	777,130
Benefitfocus, Inc. (a)	14,729	417,714
Black Knight, Inc. (a)	82,549	4,679,703
Blackbaud, Inc.	27,708	2,131,299
BlackLine, Inc. (a)	26,374	1,355,887
Bottomline Technologies, Inc. (a)	22,662	989,876
Box, Inc. Class A (a)	81,115	1,499,816
BroadVision, Inc. (a)	131	176
BSQUARE Corp. (a)	2,981	4,173
Cadence Design Systems, Inc. (a)	161,930	10,293,890
Carbon Black, Inc.	26,497	398,780
Cardlytics, Inc. (a)	9,175	210,566
CDK Global, Inc.	71,503	3,460,745
Ceridian HCM Holding, Inc. (a)	38,417	1,889,348
ChannelAdvisor Corp. (a)	16,468	151,506
Cision Ltd. (a)	46,583	511,481
Citrix Systems, Inc.	70,617	6,646,472
Cloudera, Inc. (a)	129,957	1,191,706
CommVault Systems, Inc. (a)	21,595	994,450
Cornerstone OnDemand, Inc. (a)	31,275	1,664,768
Coupa Software, Inc. (a)	30,123	3,289,733
Digimarc Corp. (a)	6,814	358,144
Digital Turbine, Inc. (a)	37,943	143,045
DocuSign, Inc. (a)	13,109	734,891
Domo, Inc. Class B	5,971	200,029
Dropbox, Inc. Class A (a)	116,267	2,622,984
Ebix, Inc.	13,073	613,516
eGain Communications Corp. (a)	9,804	77,256
Envestnet, Inc. (a)	27,335	1,828,985
Everbridge, Inc. (a)	16,662	1,310,300
Evolving Systems, Inc. (a)	1,326	1,132
Fair Isaac Corp. (a)	16,610	4,914,899
Finjan Holdings, Inc. (a)	5,510	13,555
FireEye, Inc. (a)	113,068	1,649,662
Five9, Inc. (a)	33,367	1,713,395
Forescout Technologies, Inc. (a)	20,411	655,601
Fortinet, Inc. (a)	83,822	6,075,419
Globalscape, Inc.	11,187	102,249
GSE Systems, Inc. (a)	103	224
Guidewire Software, Inc. (a)	46,459	4,670,059
HubSpot, Inc. (a)	21,723	3,764,161
HyreCar, Inc.	2,911	11,440
Innovate Biopharmaceuticals, Inc. (a)	7,013	8,977
Inseego Corp. (a)	35,957	174,032
Instructure, Inc. (a)	19,077	793,222
Intelligent Systems Corp. (a)	3,218	87,658
Intuit, Inc.	148,671	36,402,094
Inuvo, Inc. (a)	2,570	1,773
j2 Global, Inc.	26,767	2,256,190
LivePerson, Inc. (a)	35,413	985,544
LogMeIn, Inc.	28,917	2,077,108
Manhattan Associates, Inc. (a)	37,783	2,473,653
Marin Software, Inc. (a)	380	897
Microsoft Corp.	4,419,360	546,586,393
MicroStrategy, Inc. Class A (a)	5,092	676,778
Mitek Systems, Inc. (a)	21,523	219,535
MobileIron, Inc. (a)	41,523	232,114
Model N, Inc. (a)	17,230	310,485
Monotype Imaging Holdings, Inc.	26,303	428,476
NetSol Technologies, Inc. (a)	4,446	26,142
New Relic, Inc. (a)	25,946	2,602,903
Nuance Communications, Inc. (a)	163,281	2,803,535
Nutanix, Inc. Class A (a)	42,542	1,194,154
NXT-ID, Inc. (a)	8,872	5,868
Onespan, Inc. (a)	18,693	260,767
Oracle Corp.	1,468,696	74,316,018
Palo Alto Networks, Inc. (a)	54,159	10,839,382
Parametric Technology Corp. (a)	60,896	5,118,918
Park City Group, Inc. (a)	5,250	27,615
Paycom Software, Inc. (a)	27,481	5,828,720
Paylocity Holding Corp. (a)	18,630	1,867,099
Pegasystems, Inc.	22,507	1,623,655
Pivotal Software, Inc. (a)	44,509	885,729
Pluralsight, Inc.	32,284	1,028,568
Progress Software Corp.	26,895	1,101,619
Proofpoint, Inc. (a)	32,009	3,596,531
PROS Holdings, Inc. (a)	20,364	1,154,639
Q2 Holdings, Inc. (a)	21,891	1,603,297
QAD, Inc.:
Class A	6,156	265,939
Class B	1,146	35,022
Qualys, Inc. (a)	19,794	1,753,946
Qumu Corp. (a)	1,604	5,181
Rapid7, Inc. (a)	24,387	1,274,221
RealNetworks, Inc. (a)	7,643	14,292
RealPage, Inc. (a)	41,998	2,449,323
Red Hat, Inc. (a)	101,103	18,633,283
Red Violet, Inc. (a)	2,633	31,017
RingCentral, Inc. (a)	39,062	4,681,581
RumbleON, Inc. Class B (a)	5,692	25,102
SailPoint Technologies Holding, Inc. (a)	38,339	673,616
Salesforce.com, Inc. (a)	441,464	66,842,064
SeaChange International, Inc. (a)	9,827	12,480
SecureWorks Corp. (a)	7,027	102,664
ServiceNow, Inc. (a)	102,992	26,976,695
SharpSpring, Inc. (a)	3,854	56,191
ShotSpotter, Inc. (a)	4,489	206,494
SITO Mobile Ltd. (a)	4,793	4,505
Smartsheet, Inc. (a)	8,158	350,631
Smith Micro Software, Inc. (a)	13,658	40,155
Splunk, Inc. (a)	84,492	9,631,243
SPS Commerce, Inc. (a)	10,408	1,060,887
SS&C Technologies Holdings, Inc.	125,065	6,959,867
Support.com, Inc. (a)	10,454	23,312
SurveyMonkey	10,805	185,846
Symantec Corp.	365,589	6,847,482
Synacor, Inc. (a)	5,341	9,187
Synchronoss Technologies, Inc. (a)	30,677	195,719
Synopsys, Inc. (a)	85,800	9,990,552
Tableau Software, Inc. (a)	40,910	4,601,148
Telaria, Inc. (a)	15,792	118,440
TeleNav, Inc. (a)	21,770	162,404
Tenable Holdings, Inc.	7,372	205,310
Teradata Corp. (a)	65,149	2,237,217
The Trade Desk, Inc. (a)	20,637	4,102,842
TiVo Corp.	74,435	535,932
Tyler Technologies, Inc. (a)	21,925	4,677,699
Upland Software, Inc. (a)	13,048	610,516
Upwork, Inc.	36,386	545,062
Varonis Systems, Inc. (a)	17,603	1,100,892
Verint Systems, Inc. (a)	37,790	2,144,583
Veritone, Inc. (a)	5,395	47,692
VirnetX Holding Corp. (a)	35,178	208,254
VMware, Inc. Class A	43,882	7,766,236
Workday, Inc. Class A (a)	92,575	18,896,409
Workiva, Inc. (a)	15,456	859,972
Yext, Inc. (a)	49,592	910,509
Zendesk, Inc. (a)	61,659	5,194,771
Zix Corp. (a)	33,657	301,567
Zscaler, Inc. (a)	8,062	553,295
Zuora, Inc. (a)	8,593	120,216
		1,121,697,053
Technology Hardware, Storage & Peripherals - 3.2%
3D Systems Corp. (a)	65,354	528,714
Apple, Inc.	2,580,101	451,698,282
Astro-Med, Inc.	3,483	89,200
Avid Technology, Inc. (a)	19,238	149,095
CPI Card Group (a)	1,188	2,958
Cray, Inc. (a)	25,642	897,726
Diebold Nixdorf, Inc. (a)	46,301	393,559
Eastman Kodak Co. (a)	19,084	44,466
Electronics for Imaging, Inc. (a)	23,584	864,354
Everspin Technologies, Inc. (a)	4,414	30,280
Hewlett Packard Enterprise Co.	785,510	10,777,197
HP, Inc.	882,927	16,493,076
Immersion Corp. (a)	18,745	141,337
Intevac, Inc. (a)	7,756	41,107
NCR Corp. (a)	68,607	2,099,374
NetApp, Inc.	141,715	8,389,528
Pure Storage, Inc. Class A (a)	99,114	1,571,948
Seagate Technology LLC	148,290	6,205,937
Transact Technologies, Inc.	909	7,826
Western Digital Corp.	165,582	6,162,962
Xerox Corp.	114,877	3,516,385
		510,105,311

TOTAL INFORMATION TECHNOLOGY		3,319,616,701

MATERIALS - 2.9%
Chemicals - 1.9%
Advanced Emissions Solutions, Inc.	15,259	181,124
AdvanSix, Inc. (a)	17,710	431,770
AgroFresh Solutions, Inc. (a)	11,848	28,554
Air Products & Chemicals, Inc.	126,275	25,708,327
Albemarle Corp. U.S.	59,876	3,790,151
American Vanguard Corp.	14,911	198,018
Amyris, Inc. (a)	27,116	91,923
Ashland Global Holdings, Inc.	36,417	2,726,541
Axalta Coating Systems Ltd. (a)	118,613	2,788,592
Balchem Corp.	19,049	1,727,554
Cabot Corp.	35,095	1,401,694
Celanese Corp. Class A	73,757	7,001,752
CF Industries Holdings, Inc.	128,984	5,190,316
Chase Corp.	4,984	506,823
Core Molding Technologies, Inc.	2,894	22,197
Dow, Inc. (a)	431,604	20,181,803
DowDuPont, Inc.	1,299,252	39,653,171
Eastman Chemical Co.	80,035	5,195,872
Ecolab, Inc.	145,991	26,875,483
Element Solutions, Inc. (a)	134,477	1,272,152
Ferro Corp. (a)	48,676	659,073
Flotek Industries, Inc. (a)	26,287	79,912
FMC Corp.	76,457	5,615,767
FutureFuel Corp.	17,635	183,051
H.B. Fuller Co.	27,882	1,099,387
Hawkins, Inc.	5,500	195,580
Huntsman Corp.	119,930	2,083,184
Ingevity Corp. (a)	23,642	2,073,403
Innophos Holdings, Inc.	12,496	332,269
Innospec, Inc.	14,401	1,162,305
International Flavors & Fragrances, Inc.	57,704	7,814,276
Intrepid Potash, Inc. (a)	61,302	193,714
Koppers Holdings, Inc. (a)	13,405	357,377
Kraton Performance Polymers, Inc. (a)	19,239	470,778
Kronos Worldwide, Inc.	18,579	234,281
Linde PLC	317,618	57,345,930
Loop Industries, Inc. (a)	6,560	55,432
LSB Industries, Inc. (a)	7,649	25,624
LyondellBasell Industries NV Class A	174,846	12,982,316
Marrone Bio Innovations, Inc. (a)	8,836	13,607
Minerals Technologies, Inc.	19,584	1,017,976
NewMarket Corp.	5,074	1,963,638
Olin Corp.	93,610	1,835,692
OMNOVA Solutions, Inc. (a)	28,601	162,168
PolyOne Corp.	43,633	1,096,497
PPG Industries, Inc.	135,817	14,213,249
PQ Group Holdings, Inc. (a)	27,129	411,004
Quaker Chemical Corp.	7,433	1,344,332
Rayonier Advanced Materials, Inc.	27,981	182,716
RPM International, Inc.	75,714	4,052,213
Sensient Technologies Corp.	24,285	1,644,095
Sherwin-Williams Co.	46,857	19,654,169
Stepan Co.	12,566	1,066,351
Taronis Technologies, Inc. (a)	5,758	2,534
The Chemours Co. LLC	92,899	1,959,240
The Mosaic Co.	205,106	4,403,626
The Scotts Miracle-Gro Co. Class A	22,538	2,017,827
Trecora Resources (a)	11,703	110,944
Tredegar Corp.	17,783	277,237
Trinseo SA	24,688	909,506
Tronox Holdings PLC	54,126	501,748
Valhi, Inc.	19,313	38,626
Valvoline, Inc.	108,388	1,891,371
Venator Materials PLC (a)	28,938	125,880
W.R. Grace & Co.	38,729	2,729,620
Westlake Chemical Corp.	20,716	1,186,820
		302,750,162
Construction Materials - 0.2%
Concrete Pumping Holdings, Inc. (a)	25,287	128,964
Eagle Materials, Inc.	26,101	2,246,252
Forterra, Inc. (a)	8,775	41,945
Foundation Building Materials, Inc. (a)	10,209	154,871
Martin Marietta Materials, Inc.	35,898	7,556,529
nVent Electric PLC	93,042	2,145,549
Summit Materials, Inc. (a)	64,781	905,638
Tecnoglass, Inc.	9,923	71,148
U.S. Concrete, Inc. (a)	8,877	413,402
United States Lime & Minerals, Inc.	1,071	87,458
Vulcan Materials Co.	76,168	9,514,145
		23,265,901
Containers & Packaging - 0.4%
Aptargroup, Inc.	36,464	4,130,277
Avery Dennison Corp.	48,125	5,007,888
Ball Corp.	192,895	11,841,824
Bemis Co., Inc.	51,926	3,029,882
Berry Global Group, Inc. (a)	74,926	3,523,021
Crown Holdings, Inc. (a)	77,782	4,311,456
Graphic Packaging Holding Co.	172,226	2,238,938
Greif, Inc. Class A	19,104	677,046
International Paper Co.	230,798	9,571,193
Myers Industries, Inc.	22,430	379,516
Owens-Illinois, Inc.	89,628	1,434,048
Packaging Corp. of America	54,047	4,814,507
Sealed Air Corp.	88,604	3,712,508
Silgan Holdings, Inc.	45,304	1,313,363
Sonoco Products Co.	58,135	3,594,487
UFP Technologies, Inc. (a)	4,148	153,144
WestRock Co.	147,562	4,810,521
		64,543,619
Metals & Mining - 0.4%
AK Steel Holding Corp. (a)	188,365	323,988
Alcoa Corp. (a)	105,653	2,238,787
Allegheny Technologies, Inc. (a)	72,450	1,551,155
Ampco-Pittsburgh Corp. (a)	2,776	13,047
Atkore International Group, Inc. (a)	27,948	653,704
Carpenter Technology Corp.	27,298	1,107,207
Century Aluminum Co. (a)	29,311	163,848
Cleveland-Cliffs, Inc.	169,209	1,472,118
Coeur d'Alene Mines Corp. (a)	128,109	363,830
Commercial Metals Co.	69,376	926,170
Compass Minerals International, Inc.	19,513	995,358
Comstock Mining, Inc. (a)	3,024	562
Freeport-McMoRan, Inc.	835,381	8,111,550
Friedman Industries	533	3,934
General Moly, Inc. (a)	16,131	6,323
Gold Resource Corp.	44,290	125,784
Golden Minerals Co. (a)	18,930	4,827
Haynes International, Inc.	7,057	205,570
Hecla Mining Co.	282,393	369,935
Kaiser Aluminum Corp.	9,412	838,797
Livent Corp.	87,636	553,860
Materion Corp.	11,850	716,333
McEwen Mining, Inc.	164,513	222,093
Newmont Goldcorp Corp.	471,269	15,594,291
Nucor Corp.	176,276	8,461,248
Olympic Steel, Inc.	4,288	53,085
Paramount Gold Nevada Corp. (a)	2,121	1,506
Reliance Steel & Aluminum Co.	38,541	3,209,309
Royal Gold, Inc.	37,565	3,305,344
Ryerson Holding Corp. (a)	9,393	72,514
Schnitzer Steel Industries, Inc. Class A	16,224	342,489
Solitario Exploration & Royalty Corp. (a)	4,829	1,497
Steel Dynamics, Inc.	128,717	3,237,233
SunCoke Energy, Inc.	42,898	314,871
Synalloy Corp.	5,053	93,784
TimkenSteel Corp. (a)	23,977	170,476
U.S. Antimony Corp. (a)	6,654	3,766
United States Steel Corp.	97,339	1,150,547
Universal Stainless & Alloy Products, Inc. (a)	4,453	56,553
Warrior Metropolitan Coal, Inc.	24,775	639,443
Worthington Industries, Inc.	24,002	819,428
		58,496,164
Paper & Forest Products - 0.0%
Boise Cascade Co.	23,703	526,207
Clearwater Paper Corp. (a)	9,549	153,834
Domtar Corp.	36,130	1,519,267
Louisiana-Pacific Corp.	71,940	1,641,671
Mercer International, Inc. (SBI)	26,365	377,810
Neenah, Inc.	9,292	531,131
P.H. Glatfelter Co.	25,686	374,502
Resolute Forest Products	52,397	336,913
Schweitzer-Mauduit International, Inc.	20,077	628,209
Verso Corp. (a)	19,832	341,507
		6,431,051

TOTAL MATERIALS		455,486,897

REAL ESTATE - 4.2%
Equity Real Estate Investment Trusts (REITs) - 4.1%
Acadia Realty Trust (SBI)	48,635	1,330,167
Agree Realty Corp.	20,701	1,385,932
Alexander & Baldwin, Inc.	41,688	961,742
Alexanders, Inc.	2,438	897,184
Alexandria Real Estate Equities, Inc.	65,297	9,560,134
American Assets Trust, Inc.	23,883	1,084,049
American Campus Communities, Inc.	81,732	3,785,826
American Finance Trust, Inc.	32,944	344,594
American Homes 4 Rent Class A	144,971	3,538,742
American Tower Corp.	254,283	53,086,662
Americold Realty Trust	107,361	3,360,399
Apartment Investment & Management Co. Class A	87,284	4,359,836
Apple Hospitality (REIT), Inc.	122,353	1,889,130
Armada Hoffler Properties, Inc.	26,541	437,927
Ashford Hospitality Trust, Inc.	49,301	219,882
AvalonBay Communities, Inc.	79,633	16,166,295
Bluerock Residential Growth (REIT), Inc.	17,571	201,012
Boston Properties, Inc.	87,846	11,492,892
Braemar Hotels & Resorts, Inc.	16,975	177,219
Brandywine Realty Trust (SBI)	100,869	1,524,131
Brixmor Property Group, Inc.	172,509	2,958,529
BRT Realty Trust	50,426	636,376
Camden Property Trust (SBI)	55,334	5,719,322
CareTrust (REIT), Inc.	51,243	1,245,717
CatchMark Timber Trust, Inc.	26,842	252,583
CBL & Associates Properties, Inc.	108,282	88,174
Cedar Realty Trust, Inc.	51,576	145,960
Chatham Lodging Trust	27,209	518,059
Chesapeake Lodging Trust	34,136	982,093
CIM Commercial Trust Corp.	1,615	33,673
City Office REIT, Inc.	20,135	237,392
Clipper Realty, Inc.	1,856	23,701
Colony Capital, Inc.	286,182	1,485,285
Columbia Property Trust, Inc.	67,666	1,446,699
Community Healthcare Trust, Inc.	11,142	435,986
Condor Hospitality Trust, Inc.	29	282
CorEnergy Infrastructure Trust, Inc.	6,061	233,894
CorePoint Lodging, Inc.	23,906	289,741
CoreSite Realty Corp.	20,950	2,445,284
Corporate Office Properties Trust (SBI)	63,488	1,767,506
Corrections Corp. of America	71,137	1,557,900
Cousins Properties, Inc.	226,261	2,047,662
Crown Castle International Corp.	239,447	31,130,504
CubeSmart	110,250	3,717,630
CyrusOne, Inc.	61,562	3,634,620
DDR Corp.	84,324	1,076,817
DiamondRock Hospitality Co.	113,457	1,124,359
Digital Realty Trust, Inc.	118,970	14,005,148
Douglas Emmett, Inc.	91,023	3,667,317
Duke Realty Corp.	203,722	6,129,995
Easterly Government Properties, Inc.	33,920	624,467
EastGroup Properties, Inc.	20,088	2,229,768
Empire State Realty Trust, Inc.	78,698	1,208,801
EPR Properties	43,492	3,396,725
Equinix, Inc.	47,797	23,219,305
Equity Commonwealth	70,829	2,306,901
Equity Lifestyle Properties, Inc.	52,407	6,375,836
Equity Residential (SBI)	212,034	16,235,443
Essential Properties Realty Trust, Inc.	26,910	572,107
Essex Property Trust, Inc.	37,757	11,015,227
Extra Space Storage, Inc.	73,566	7,883,333
Farmland Partners, Inc.	24,650	152,584
Federal Realty Investment Trust (SBI)	42,284	5,527,787
First Industrial Realty Trust, Inc.	75,999	2,637,925
Four Corners Property Trust, Inc.	41,397	1,190,578
Franklin Street Properties Corp.	62,632	453,456
Front Yard Residential Corp. Class B	29,791	340,809
Gaming & Leisure Properties	117,611	4,644,458
Getty Realty Corp.	22,297	690,315
Gladstone Commercial Corp.	20,421	430,270
Gladstone Land Corp.	6,278	77,847
Global Medical REIT, Inc.	20,045	213,680
Global Net Lease, Inc.	51,505	948,207
Government Properties Income Trust	27,224	650,926
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	36,004	932,864
HCP, Inc.	271,829	8,619,698
Healthcare Realty Trust, Inc.	73,275	2,362,386
Healthcare Trust of America, Inc.	118,367	3,407,786
Hersha Hospitality Trust	19,002	323,984
Highwoods Properties, Inc. (SBI)	60,669	2,660,942
Hospitality Properties Trust (SBI)	93,485	2,324,972
Host Hotels & Resorts, Inc.	424,294	7,683,964
Hudson Pacific Properties, Inc.	91,659	3,062,327
Independence Realty Trust, Inc.	51,678	567,424
Industrial Logistics Properties Trust	40,926	771,864
Investors Real Estate Trust	7,283	421,613
Invitation Homes, Inc.	196,858	5,045,471
Iron Mountain, Inc.	163,569	5,013,390
iStar Financial, Inc.	38,443	423,257
JBG SMITH Properties	70,171	2,771,053
Jernigan Capital, Inc.	10,149	214,347
Kilroy Realty Corp.	59,153	4,360,168
Kimco Realty Corp.	241,337	4,199,264
Kite Realty Group Trust	52,308	795,082
Lamar Advertising Co. Class A	48,711	3,809,687
Lexington Corporate Properties Trust	121,940	1,118,190
Liberty Property Trust (SBI)	87,737	4,164,875
Life Storage, Inc.	27,361	2,634,317
LTC Properties, Inc.	24,557	1,098,926
Mack-Cali Realty Corp.	52,171	1,185,325
Medical Properties Trust, Inc.	218,377	3,882,743
Mid-America Apartment Communities, Inc.	65,698	7,501,398
Monmouth Real Estate Investment Corp. Class A	55,353	771,621
National Health Investors, Inc.	24,884	1,954,638
National Retail Properties, Inc.	93,816	5,021,970
National Storage Affiliates Trust	33,699	1,003,893
New Senior Investment Group, Inc.	53,629	353,415
NexPoint Residential Trust, Inc.	12,538	502,523
NorthStar Realty Europe Corp.	26,419	435,121
Omega Healthcare Investors, Inc.	120,761	4,301,507
One Liberty Properties, Inc.	11,340	323,644
Outfront Media, Inc.	78,135	1,926,028
Paramount Group, Inc.	116,806	1,664,486
Park Hotels & Resorts, Inc.	113,598	3,137,577
Pebblebrook Hotel Trust	74,322	2,068,381
Pennsylvania Real Estate Investment Trust (SBI)	36,648	234,914
Physicians Realty Trust	103,502	1,895,122
Piedmont Office Realty Trust, Inc. Class A	72,866	1,481,366
Plymouth Industrial REIT, Inc.	6,221	110,609
Potlatch Corp.	37,787	1,271,533
Power (REIT) (a)	191	1,144
Preferred Apartment Communities, Inc. Class A	26,209	411,481
Prologis, Inc.	362,068	26,673,550
PS Business Parks, Inc.	11,535	1,856,212
Public Storage	86,071	20,474,569
QTS Realty Trust, Inc. Class A	31,841	1,470,099
Ramco-Gershenson Properties Trust (SBI)	43,177	525,464
Rayonier, Inc.	75,105	2,114,206
Realty Income Corp.	174,001	12,193,990
Regency Centers Corp.	95,343	6,288,824
Retail Opportunity Investments Corp.	66,219	1,108,506
Retail Properties America, Inc.	119,090	1,415,980
Rexford Industrial Realty, Inc.	62,905	2,377,809
RLJ Lodging Trust	97,148	1,668,031
Ryman Hospitality Properties, Inc.	29,647	2,370,278
Sabra Health Care REIT, Inc.	100,261	1,934,035
Safety Income and Growth, Inc.	5,775	157,600
Saul Centers, Inc.	7,579	406,917
SBA Communications Corp. Class A (a)	64,999	14,066,434
Senior Housing Properties Trust (SBI)	135,313	1,066,266
Seritage Growth Properties	16,632	695,550
Simon Property Group, Inc.	178,098	28,867,905
SL Green Realty Corp.	47,508	4,085,688
Sotherly Hotels, Inc.	725	5,126
Spirit MTA REIT	22,155	155,750
Spirit Realty Capital, Inc.	49,077	2,093,625
Stag Industrial, Inc.	71,268	2,079,600
Store Capital Corp.	111,633	3,820,081
Summit Hotel Properties, Inc.	61,287	700,510
Sun Communities, Inc.	49,559	6,257,815
Sunstone Hotel Investors, Inc.	128,335	1,722,256
Tanger Factory Outlet Centers, Inc.	54,331	921,454
Taubman Centers, Inc.	35,411	1,570,832
Terreno Realty Corp.	34,861	1,593,496
The GEO Group, Inc.	69,993	1,534,946
The Macerich Co.	59,962	2,178,419
TIER REIT, Inc.	32,580	877,054
UDR, Inc.	158,707	7,106,899
UMH Properties, Inc.	21,295	283,436
Uniti Group, Inc.	101,765	977,962
Universal Health Realty Income Trust (SBI)	7,261	595,184
Urban Edge Properties	66,801	1,152,317
Urstadt Biddle Properties, Inc. Class A	24,737	541,246
Ventas, Inc.	203,394	13,078,234
VEREIT, Inc.	576,865	5,122,561
VICI Properties, Inc.	207,349	4,599,001
Vornado Realty Trust	100,313	6,643,730
Washington Prime Group, Inc.	111,366	456,601
Washington REIT (SBI)	45,453	1,209,504
Weingarten Realty Investors (SBI)	70,690	1,993,458
Welltower, Inc.	221,516	17,991,530
Weyerhaeuser Co.	430,470	9,814,716
Wheeler REIT, Inc. (a)	1,805	3,014
Whitestone REIT Class B	22,623	286,633
WP Carey, Inc.	97,764	8,115,390
Xenia Hotels & Resorts, Inc.	62,032	1,297,089
		646,694,390
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)	5,788	116,512
Boston Omaha Corp. (a)	4,669	112,663
CBRE Group, Inc. (a)	179,900	8,221,430
Colony NorthStar Credit Real Estate, Inc.	54,094	822,770
Consolidated-Tomoka Land Co.	3,056	182,749
eXp World Holdings, Inc. (a)	25,290	257,958
Forestar Group, Inc. (a)	5,961	106,762
FRP Holdings, Inc. (a)	3,308	153,888
HFF, Inc.	22,197	958,466
Howard Hughes Corp. (a)	22,597	2,323,875
Jones Lang LaSalle, Inc.	26,057	3,242,794
Kennedy-Wilson Holdings, Inc.	76,344	1,568,869
Legacy Housing Corp.	1,687	21,796
Marcus & Millichap, Inc. (a)	11,227	342,873
Maui Land & Pineapple, Inc. (a)	8,346	86,131
Newmark Group, Inc.	87,607	699,104
RE/MAX Holdings, Inc.	10,712	317,289
Realogy Holdings Corp.	62,932	446,188
Redfin Corp. (a)	39,838	627,847
Retail Value, Inc.	9,325	297,654
Stratus Properties, Inc. (a)	3,412	95,877
Tejon Ranch Co. (a)	10,438	168,991
The St. Joe Co. (a)	35,474	565,101
Transcontinental Realty Investors, Inc. (a)	5,517	151,773
Trinity Place Holdings, Inc. (a)	1,871	7,634
Twin River Worldwide Holdings, Inc. (a)	15,742	474,464
		22,371,458

TOTAL REAL ESTATE		669,065,848

UTILITIES - 3.3%
Electric Utilities - 1.9%
Allete, Inc.	30,675	2,511,976
Alliant Energy Corp.	137,149	6,509,092
American Electric Power Co., Inc.	282,693	24,345,521
Duke Energy Corp.	417,866	35,773,508
Edison International	187,453	11,129,085
El Paso Electric Co.	23,553	1,370,785
Entergy Corp.	106,942	10,380,860
Evergy, Inc.	144,419	8,396,521
Eversource Energy	180,351	13,317,118
Exelon Corp.	556,619	26,762,242
FirstEnergy Corp.	290,983	12,000,139
Genie Energy Ltd. Class B	9,403	87,824
Hawaiian Electric Industries, Inc.	63,809	2,650,626
IDACORP, Inc.	29,611	2,969,095
MGE Energy, Inc.	21,053	1,394,551
NextEra Energy, Inc.	275,095	54,526,580
OGE Energy Corp.	111,887	4,650,024
Otter Tail Corp.	25,705	1,276,767
Pinnacle West Capital Corp.	65,990	6,197,121
PNM Resources, Inc.	46,528	2,191,934
Portland General Electric Co.	50,626	2,676,090
PPL Corp.	415,085	12,352,930
Southern Co.	594,833	31,823,566
Spark Energy, Inc. Class A,	6,553	64,219
Vistra Energy Corp.	224,950	5,299,822
Xcel Energy, Inc.	295,792	16,960,713
		297,618,709
Gas Utilities - 0.2%
Atmos Energy Corp.	67,001	6,820,702
Chesapeake Utilities Corp.	10,186	924,685
National Fuel Gas Co.	49,238	2,624,878
New Jersey Resources Corp.	49,599	2,353,473
Northwest Natural Holding Co.	15,733	1,082,745
ONE Gas, Inc.	30,839	2,700,263
RGC Resources, Inc.	1,839	50,076
South Jersey Industries, Inc.	53,651	1,692,689
Southwest Gas Holdings, Inc.	29,930	2,548,240
Spire, Inc.	28,272	2,355,623
UGI Corp.	99,368	5,128,382
		28,281,756
Independent Power and Renewable Electricity Producers - 0.1%
Bloom Energy Corp. Class A	12,341	133,283
NRG Energy, Inc.	162,303	5,524,794
NRG Yield, Inc.:
Class A	11,869	170,083
Class C	51,100	766,500
Ormat Technologies, Inc.	29,026	1,713,695
Pattern Energy Group, Inc.	52,972	1,123,536
Terraform Power, Inc.	48,503	654,791
The AES Corp.	379,215	5,991,597
		16,078,279
Multi-Utilities - 1.0%
Ameren Corp.	140,251	10,286,008
Avangrid, Inc.	33,499	1,676,960
Avista Corp.	36,775	1,535,724
Black Hills Corp.	32,415	2,470,023
CenterPoint Energy, Inc.	285,558	8,121,270
CMS Energy Corp.	164,251	9,216,124
Consolidated Edison, Inc.	184,997	15,965,241
Dominion Resources, Inc.	461,188	34,672,114
DTE Energy Co.	104,016	13,050,888
MDU Resources Group, Inc.	114,276	2,820,332
NiSource, Inc.	214,340	5,969,369
NorthWestern Energy Corp.	29,904	2,121,390
Public Service Enterprise Group, Inc.	290,490	17,069,192
Sempra Energy	157,515	20,705,347
Unitil Corp.	17,344	986,180
WEC Energy Group, Inc.	181,948	14,655,911
		161,322,073
Water Utilities - 0.1%
American States Water Co.	21,837	1,592,791
American Water Works Co., Inc.	102,713	11,608,623
Aqua America, Inc.	120,105	4,748,952
AquaVenture Holdings Ltd. (a)	7,680	136,166
Artesian Resources Corp. Class A	16,068	572,181
Cadiz, Inc. (a)	12,508	129,833
California Water Service Group	29,150	1,434,763
Connecticut Water Service, Inc.	7,369	514,651
Middlesex Water Co.	10,570	625,321
Pure Cycle Corp. (a)	4,563	42,983
Select Energy Services, Inc. Class A (a)	38,978	417,065
SJW Corp.	14,618	900,907
York Water Co.	10,703	369,039
		23,093,275

TOTAL UTILITIES		526,394,092

TOTAL COMMON STOCKS
(Cost $16,985,183,232)		15,892,437,772
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.4% to 2.42% 9/12/19 (b)
(Cost $2,343,927)	2,360,000	2,344,771
	Shares	Value

Money Market Funds - 0.8%
Fidelity Cash Central Fund 2.41% (c)
(Cost $136,377,866)	136,350,596	136,377,866
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $17,123,905,025)		16,031,160,409
NET OTHER ASSETS (LIABILITIES) - (0.2)%(d)		(35,858,446)
NET ASSETS - 100%		$15,995,301,963

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	171	June 2019	$12,538,575	$(539,937)	$(539,937)
CME E-mini S&P 500 Index Contracts (United States)	617	June 2019	84,917,710	(3,082,518)	(3,082,518)
CME E-mini S&P MidCap 400 Index Contracts (United States)	35	June 2019	6,335,700	(313,786)	(313,786)
TOTAL FUTURES CONTRACTS					$(3,936,241)

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,344,771.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Includes $2,521,304 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$192,492
Total	$192,492

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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